UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Advisor Diversified
International Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2010

1.813040.105

ADIF-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value (000s)
Australia - 3.0%
AMP Ltd.	1,400,000	$ 7,750
BHP Billiton Ltd. sponsored ADR (c)	689,200	47,810
National Australia Bank Ltd.	500,000	11,659
Newcrest Mining Ltd.	526,385	14,676
QBE Insurance Group Ltd.	925,000	18,747
Rio Tinto Ltd.	456,823	27,468
SEEK Ltd.	900,000	5,165
TOTAL AUSTRALIA		133,275
Bailiwick of Jersey - 0.8%
Experian PLC	2,021,600	19,221
Randgold Resources Ltd. sponsored ADR	175,600	12,104
United Business Media Ltd.	650,000	4,413
TOTAL BAILIWICK OF JERSEY		35,738
Belgium - 1.3%
Anheuser-Busch InBev SA NV	1,032,929	51,543
Fortis (a)	1,600,000	5,632
TOTAL BELGIUM		57,175
Bermuda - 0.6%
Huabao International Holdings Ltd.	3,500,000	3,561
Seadrill Ltd.	1,006,600	22,841
TOTAL BERMUDA		26,402
Brazil - 1.2%
Banco Santander (Brasil) SA ADR	750,000	9,030
BM&F BOVESPA SA	600,000	4,033
Itau Unibanco Banco Multiplo SA ADR	550,000	10,538
Petroleo Brasileiro SA - Petrobras sponsored ADR	275,000	11,157
Vivo Participacoes SA sponsored ADR	579,700	16,226
TOTAL BRAZIL		50,984
Canada - 4.8%
Agnico-Eagle Mines Ltd. (Canada)	188,800	9,543
Barrick Gold Corp.	239,200	8,304
Canadian Natural Resources Ltd.	240,000	15,318
Compton Petroleum Corp. (a)	4,000,000	3,554
Crescent Point Energy Corp. (c)	60,000	2,124
Fairborne Energy Trust (a)	1,150,000	5,270
Goldcorp, Inc.	110,000	3,728
Iteration Energy Ltd. (a)	4,000,000	4,526
Niko Resources Ltd.	290,000	26,779
Common Stocks - continued
	Shares	Value (000s)
Canada - continued
Open Text Corp. (a)	416,800	$ 16,422
OZ Optics Ltd. unit (a)(f)	5,400	25
Painted Pony Petroleum Ltd. (a)(d)	90,400	592
Painted Pony Petroleum Ltd. Class A (a)	239,600	1,569
PetroBakken Energy Ltd. Class A	600,000	16,637
Petrobank Energy & Resources Ltd. (a)	739,500	36,536
Silver Wheaton Corp. (a)	828,100	11,423
Suncor Energy, Inc.	1,319,800	41,669
Yamana Gold, Inc.	665,500	6,703
TOTAL CANADA		210,722
Cayman Islands - 0.6%
Belle International Holdings Ltd.	7,102,000	8,077
Hengan International Group Co. Ltd.	1,279,000	8,566
Hengdeli Holdings Ltd.	25,128,000	8,350
Sany Heavy Equipment International Holdings Co. Ltd.	226,000	234
TOTAL CAYMAN ISLANDS		25,227
China - 1.0%
Baidu.com, Inc. sponsored ADR (a)	25,000	10,293
BYD Co. Ltd. (H Shares) (a)	553,500	4,056
China Merchants Bank Co. Ltd. (H Shares)	6,351,000	14,773
NetEase.com, Inc. sponsored ADR (a)	73,700	2,417
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	2,500,000	9,145
Tencent Holdings Ltd.	128,500	2,403
TOTAL CHINA		43,087
Czech Republic - 0.0%
Komercni Banka AS	9,000	1,816
Denmark - 1.7%
Carlsberg AS Series B	200,100	14,923
Novo Nordisk AS Series B	565,000	38,225
William Demant Holding AS (a)	285,000	22,241
TOTAL DENMARK		75,389
Finland - 0.3%
Fortum Corp.	194,200	4,928
Nokian Tyres PLC	260,600	6,300
TOTAL FINLAND		11,228
France - 9.7%
Atos Origin SA (a)	225,000	10,464
AXA SA (c)	1,275,400	26,261
Common Stocks - continued
	Shares	Value (000s)
France - continued
BNP Paribas SA	500,000	$ 35,717
Bouygues SA	280,847	13,826
Cap Gemini SA	621,100	27,578
CFAO SA	130,800	5,222
CNP Assurances	50,000	4,426
Danone	401,842	22,978
Essilor International SA	205,100	11,931
Euler Hermes SA (UNGTD)	33,000	2,672
Financiere Marc de Lacharriere SA (Fimalac)	90,000	4,780
GDF Suez	483,336	18,246
Groupe Eurotunnel SA	943,000	9,091
Iliad Group SA	80,000	8,866
L'Oreal SA	160,200	16,891
LVMH Moet Hennessy - Louis Vuitton	125,800	13,706
Pernod-Ricard SA	285,628	22,974
PPR SA	209,400	25,535
Sanofi-Aventis sponsored ADR	1,317,882	48,511
Schneider Electric SA	293,457	30,273
Societe Generale Series A	372,752	21,566
Total SA sponsored ADR	622,800	35,867
Unibail-Rodamco	20,000	4,333
Vallourec SA	38,799	6,673
TOTAL FRANCE		428,387
Germany - 5.9%
Aixtron AG	418,400	12,586
Allianz AG sponsored ADR	1,745,000	19,090
BASF AG	249,131	14,140
Bayerische Motoren Werke AG (BMW)	418,089	17,821
Continental AG (a)	49,889	2,747
Daimler AG (Reg.)	302,735	13,868
Deutsche Boerse AG	308,128	20,171
Deutsche Post AG	128,707	2,240
E.ON AG sponsored ADR	1,184,100	43,374
Fresenius Medical Care AG & Co. KGaA	363,400	18,329
Fresenius SE	300,000	18,305
HeidelbergCement AG	143,200	8,629
Linde AG	57,056	6,237
Metro AG	142,900	7,795
Munich Re Group (Reg.)	92,904	13,878
Rheinmetall AG	36,000	2,290
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
SAP AG sponsored ADR (c)	335,700	$ 15,214
Siemens AG (Reg.) (c)	293,712	26,173
TOTAL GERMANY		262,887
Greece - 0.1%
Hellenic Telecommunications Organization SA	340,000	4,658
Hong Kong - 1.1%
Hang Lung Properties Ltd.	2,060,000	7,031
Henderson Land Development Co. Ltd.	875,000	5,539
Hong Kong Exchanges and Clearing Ltd.	850,000	14,484
Hutchison Whampoa Ltd.	1,325,000	9,071
Swire Pacific Ltd. (A Shares)	600,000	6,557
Wharf Holdings Ltd.	1,200,000	5,966
TOTAL HONG KONG		48,648
India - 0.3%
HDFC Bank Ltd.	200,000	7,072
Indiabulls Real Estate Ltd. (a)	256,536	974
State Bank of India	140,000	6,242
TOTAL INDIA		14,288
Ireland - 1.1%
Covidien PLC	357,700	18,085
CRH PLC	985,221	23,658
Ryanair Holdings PLC sponsored ADR (a)	351,700	9,137
TOTAL IRELAND		50,880
Israel - 0.6%
Teva Pharmaceutical Industries Ltd. sponsored ADR	450,000	25,524
Italy - 1.9%
Fiat SpA (a)	2,183,200	27,359
Intesa Sanpaolo SpA	7,200,000	27,407
Mediaset SpA	1,211,100	9,193
UniCredit SpA	3,000,000	8,273
Unione di Banche Italiane SCPA	775,000	10,637
TOTAL ITALY		82,869
Japan - 16.0%
Canon, Inc.	436,300	17,053
Daiichi Sankyo Kabushiki Kaisha	274,900	5,731
Denso Corp.	880,000	25,980
East Japan Railway Co.	226,400	15,224
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Eisai Co. Ltd.	262,700	$ 9,793
Fanuc Ltd.	117,200	11,244
Fast Retailing Co. Ltd.	109,600	18,236
Honda Motor Co. Ltd. sponsored ADR	1,051,000	35,639
Ibiden Co. Ltd.	284,000	9,753
Japan Tobacco, Inc.	5,671	20,543
JFE Holdings, Inc.	124,900	4,372
JSR Corp.	444,400	8,778
JTEKT Corp.	1,412,000	16,127
Jupiter Telecommunications Co.	16,945	16,988
Keyence Corp.	53,900	12,438
Mazda Motor Corp. (a)	3,519,000	9,551
Miraca Holdings, Inc.	468,800	14,074
Mitsubishi Corp.	915,000	22,168
Mitsubishi UFJ Financial Group, Inc.	9,098,700	46,820
Mitsui & Co. Ltd.	1,163,800	17,173
Nintendo Co. Ltd.	47,200	13,159
Nippon Electric Glass Co. Ltd.	1,417,000	20,030
Nippon Telegraph & Telephone Corp.	307,800	12,953
Nomura Holdings, Inc.	1,100,000	8,223
NSK Ltd.	1,885,000	13,719
ORIX Corp.	440,000	33,145
Promise Co. Ltd. (a)(c)	320,000	2,964
Rakuten, Inc.	26,761	21,908
Ricoh Co. Ltd.	885,000	12,686
ROHM Co. Ltd.	143,000	9,647
Sankyo Co. Ltd. (Gunma)	149,500	7,999
SOFTBANK CORP.	400,000	10,196
Sony Financial Holdings, Inc.	2,900	7,951
Sumco Corp.	315,900	5,452
Sumitomo Corp.	993,800	11,218
Sumitomo Electric Industries Ltd.	633,800	8,348
Sumitomo Mitsui Financial Group, Inc.	856,900	27,861
THK Co. Ltd.	672,700	13,347
Tokai Carbon Co. Ltd.	1,911,000	8,997
Tokyo Electron Ltd.	330,400	20,204
Toshiba Corp. (a)	4,711,000	25,937
Toyota Motor Corp.	1,250,000	48,077
USS Co. Ltd.	90,000	5,464
Yahoo! Japan Corp.	53,454	20,281
TOTAL JAPAN		707,451
Common Stocks - continued
	Shares	Value (000s)
Korea (South) - 1.0%
Lotte Shopping Co. Ltd.	10,534	$ 2,718
Samsung Electronics Co. Ltd.	51,584	34,897
Shinhan Financial Group Co. Ltd. (a)	252,800	8,849
TOTAL KOREA (SOUTH)		46,464
Luxembourg - 0.7%
ArcelorMittal SA (NY Shares) Class A (c)	370,000	14,312
SES SA FDR (France) unit	735,545	16,133
TOTAL LUXEMBOURG		30,445
Mexico - 0.2%
Cemex SA de CV sponsored ADR	800,000	7,352
Netherlands - 3.0%
Akzo Nobel NV	301,100	17,923
ASML Holding NV (NY Shares)	660,000	20,625
Gemalto NV (a)	280,100	11,119
ING Groep NV sponsored ADR (a)(c)	941,010	8,845
Koninklijke KPN NV	1,300,000	21,525
Koninklijke Philips Electronics NV (NY Shares)	632,000	19,112
QIAGEN NV (a)	360,400	7,842
Randstad Holdings NV (a)	300,000	14,397
Royal DSM NV	209,800	9,778
TOTAL NETHERLANDS		131,166
Netherlands Antilles - 0.6%
Schlumberger Ltd.	399,600	25,359
Norway - 0.9%
DnB NOR ASA (a)	1,300,000	14,680
Sevan Marine ASA (a)	6,228,000	8,964
Telenor ASA (a)	1,220,000	15,856
TOTAL NORWAY		39,500
Papua New Guinea - 0.3%
Lihir Gold Ltd.	4,724,420	11,572
South Africa - 1.4%
African Rainbow Minerals Ltd.	100,800	2,222
AngloGold Ashanti Ltd. sponsored ADR	286,300	10,218
Aspen Pharmacare Holdings Ltd. (a)	2,536,948	22,432
Impala Platinum Holdings Ltd.	819,900	21,243
MTN Group Ltd.	539,400	7,745
TOTAL SOUTH AFRICA		63,860
Common Stocks - continued
	Shares	Value (000s)
Spain - 3.9%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (c)	375,000	$ 5,696
Banco Santander SA sponsored ADR	2,957,749	41,645
Enagas SA	364,905	7,564
Iberdrola SA	1,272,100	10,830
Inditex SA	242,722	15,278
Red Electrica Corporacion SA	155,300	7,785
Telefonica SA sponsored ADR	1,193,200	85,433
TOTAL SPAIN		174,231
Sweden - 1.0%
Elekta AB (B Shares)	184,200	4,321
H&M Hennes & Mauritz AB (B Shares)	245,591	14,452
Intrum Justitia AB	442,400	5,386
Telefonaktiebolaget LM Ericsson (B Shares)	2,000,000	19,381
TOTAL SWEDEN		43,540
Switzerland - 8.2%
Actelion Ltd. (Reg.) (a)	397,214	21,014
Credit Suisse Group (Reg.)	200,000	8,651
Kuehne & Nagel International AG	210,219	20,261
Nestle SA (Reg.)	1,849,548	87,668
Nobel Biocare Holding AG (Switzerland)	399,960	11,764
Petroplus Holdings AG	183,570	3,091
Roche Holding AG (participation certificate)	501,668	84,161
Sonova Holding AG Class B	241,862	29,934
Swiss Reinsurance Co. (Reg.)	400,350	17,306
Transocean Ltd. (a)	199,400	16,897
UBS AG:
(For. Reg.) (a)	578,151	7,540
(NY Shares) (a)	1,520,000	19,775
Zurich Financial Services AG (Reg.)	167,000	35,505
TOTAL SWITZERLAND		363,567
Taiwan - 0.4%
Advanced Semiconductor Engineering, Inc.	8,201,572	6,440
Taiwan Semiconductor Manufacturing Co. Ltd.	5,385,502	10,362
TOTAL TAIWAN		16,802
United Kingdom - 18.2%
Anglo American PLC (United Kingdom) (a)	736,638	27,027
Babcock International Group PLC	469,900	4,196
Barclays PLC	8,000,000	34,191
BG Group PLC	2,250,000	41,362
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
BHP Billiton PLC	579,669	$ 17,004
BP PLC	5,028,100	46,911
British Land Co. PLC	1,750,821	12,148
BT Group PLC	4,987,400	10,884
Burberry Group PLC	504,700	4,927
Carphone Warehouse Group PLC	4,142,855	12,571
Delta PLC	1,402,441	3,533
Ensco International Ltd. ADR	242,500	9,465
HSBC Holdings PLC sponsored ADR (c)	1,835,000	98,196
Imperial Tobacco Group PLC	783,483	25,265
Inchcape PLC (a)	20,031,100	8,502
InterContinental Hotel Group PLC	720,322	10,301
Intertek Group PLC	690,800	13,295
Kesa Electricals PLC	3,758,500	7,702
Man Group PLC	2,263,800	8,484
Misys PLC (a)	3,984,300	13,607
Mothercare PLC	1,500,000	15,342
National Grid PLC	1,533,700	15,404
Next PLC	325,000	10,134
Prudential PLC	1,650,000	15,111
QinetiQ Group PLC	3,517,600	7,500
Reckitt Benckiser Group PLC	1,047,378	54,294
Rio Tinto PLC (Reg.)	553,000	26,966
Royal Dutch Shell PLC Class B	3,313,559	88,142
Schroders PLC	216,700	4,282
Segro PLC	1,007,600	5,005
Serco Group PLC	3,199,258	25,430
Standard Chartered PLC (United Kingdom)	761,142	17,531
Tesco PLC	4,906,966	33,208
Vodafone Group PLC sponsored ADR	2,650,000	56,869
Wolseley PLC (a)	368,000	8,096
Xstrata PLC (a)	638,227	10,356
TOTAL UNITED KINGDOM		803,241
United States of America - 6.1%
Agilent Technologies, Inc.	314,400	8,813
Allergan, Inc.	268,400	15,433
Bank of America Corp.	747,100	11,341
C. R. Bard, Inc.	175,700	14,564
CME Group, Inc.	50,600	14,513
Express Scripts, Inc. (a)	187,200	15,699
Google, Inc. Class A (a)	38,100	20,171
Common Stocks - continued
	Shares	Value (000s)
United States of America - continued
Illumina, Inc. (a)	124,600	$ 4,572
JPMorgan Chase & Co.	279,000	10,864
Medco Health Solutions, Inc. (a)	287,300	17,663
Morgan Stanley	469,100	12,562
Nabors Industries Ltd. (a)	200,000	4,460
Newmont Mining Corp.	225,000	9,644
News Corp. Class A	550,000	6,936
Pfizer, Inc.	1,111,300	20,737
Philip Morris International, Inc.	267,200	12,160
PNC Financial Services Group, Inc.	332,000	18,403
Pride International, Inc. (a)	335,000	9,916
Range Resources Corp.	100,500	4,623
Sohu.com, Inc. (a)	215,200	10,835
Visa, Inc. Class A	100,000	8,203
Wells Fargo & Co.	691,100	19,648
TOTAL UNITED STATES OF AMERICA		271,760
TOTAL COMMON STOCKS (Cost $3,833,124)		4,325,494
Nonconvertible Preferred Stocks - 0.1%

Germany - 0.1%
ProSiebenSat.1 Media AG	200,100	2,693
Italy - 0.0%
Fiat SpA (a)	272,600	2,086
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $4,432)		4,779
Money Market Funds - 2.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.17% (e)	26,208,842	$ 26,209
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(e)	90,034,184	90,034
TOTAL MONEY MARKET FUNDS (Cost $116,243)		116,243
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $3,953,799)		4,446,516
NET OTHER ASSETS - (0.7)%		(29,094)
NET ASSETS - 100%		$ 4,417,422
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $592,000 or 0.0% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $25,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
OZ Optics Ltd. unit	8/18/00	$ 80
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 41
Fidelity Securities Lending Cash Central Fund	266
Total	$ 307
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 803,241	$ 164,530	$ 638,711	$ -
Japan	707,451	561,166	146,285	-
France	428,387	84,378	344,009	-
Switzerland	363,567	36,672	326,895	-
United States of America	271,760	271,760	-	-
Germany	265,580	77,678	187,902	-
Canada	210,722	210,697	-	25
Spain	174,231	132,774	41,457	-
Australia	133,275	133,275	-	-
Other	972,059	479,317	492,742	-
Money Market Funds	116,243	116,243	-	-
Total Investments in Securities:	$ 4,446,516	$ 2,268,490	$ 2,178,001	$ 25
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 25
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ 25
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At January 31, 2010, the cost of investment securities for income tax purposes was $3,982,269,000. Net unrealized appreciation aggregated $464,247,000, of which $786,139,000 related to appreciated investment securities and $321,892,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts, futures contracts, Exchange traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor
Emerging Asia Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2010

1.813062.105

AEA-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
Australia - 1.0%
BHP Billiton Ltd.	23,100	$ 802,697
Incitec Pivot Ltd.	815,598	2,430,419
TOTAL AUSTRALIA		3,233,116
Bermuda - 2.4%
Aquarius Platinum Ltd. (Australia) (a)(c)	300,993	1,777,902
Orient Overseas International Ltd.	242,000	1,661,345
Sinofert Holdings Ltd.	3,892,000	2,265,836
Vtech Holdings Ltd.	182,000	1,803,837
TOTAL BERMUDA		7,508,920
Canada - 0.2%
Niko Resources Ltd.	5,800	535,577
Cayman Islands - 3.7%
BaWang International (Group) Holding Ltd.	2,193,000	1,268,242
Hutchison China Meditech Ltd. (a)	3	9
JA Solar Holdings Co. Ltd. ADR (a)	96,980	417,014
KWG Property Holding Ltd.	715,500	434,980
Maoye International Holdings Ltd. (c)	11,108,000	2,675,437
Mindray Medical International Ltd. sponsored ADR	21,300	742,731
Pacific Textile Holdings Ltd.	4,272,000	3,031,797
Perfect World Co. Ltd. sponsored ADR Class B (a)	16,600	619,014
Shimao Property Holdings Ltd.	1,209,000	1,868,636
Trina Solar Ltd. ADR (a)	23,800	521,934
TOTAL CAYMAN ISLANDS		11,579,794
China - 23.1%
Air China Ltd. (H Shares) (a)	1,612,000	1,349,571
Anhui Conch Cement Co. Ltd. (H Shares)	432,000	2,392,597
Bank of China (H Shares)	10,005,000	4,832,431
BYD Co. Ltd. (H Shares) (a)(c)	124,000	908,764
China Coal Energy Co. Ltd. (H Shares)	1,535,000	2,352,733
China Construction Bank Corp. (H Shares)	10,075,000	7,760,032
China Cosco Holdings Co. Ltd. (H Shares)	1,469,500	1,752,661
China International Marine Containers Co. Ltd. (B Shares)	1,618,998	2,229,160
China Life Insurance Co. Ltd. (H Shares)	1,696,000	7,479,434
China Merchants Bank Co. Ltd. (H Shares)	1,125,000	2,616,902
China Oilfield Services Ltd. (H Shares)	2,286,000	2,732,382
Dongfeng Motor Group Co. Ltd. (H Shares)	2,082,000	2,729,894
Golden Eagle Retail Group Ltd. (H Shares)	1,140,000	2,058,591
Guangzhou R&F Properties Co. Ltd. (H Shares)	775,200	1,102,301
Industrial & Commercial Bank of China Ltd. (H Shares)	9,049,000	6,643,435
Common Stocks - continued
	Shares	Value
China - continued
Li Ning Co. Ltd.	446,500	$ 1,362,972
Maanshan Iron & Steel Co. Ltd. (H Shares) (a)(c)	860,000	520,611
PetroChina Co. Ltd. (H Shares)	2,200,000	2,457,015
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	666,500	5,219,405
Shanghai Zhenhua Port Machinery Co. Ltd. (B Shares)	1,126,900	884,617
Solarfun Power Holdings Co. Ltd. ADR (a)	34,795	250,872
Tencent Holdings Ltd.	471,200	8,812,298
Weiqiao Textile Co. Ltd. (H Shares)	1,988,000	1,334,048
Yantai Changyu Pioneer Wine Co. (B Shares)	265,740	2,313,774
TOTAL CHINA		72,096,500
Hong Kong - 11.3%
BOC Hong Kong Holdings Ltd.	1,081,500	2,270,552
Cathay Pacific Airways Ltd. (a)	566,000	933,133
Cheung Kong Holdings Ltd.	234,000	2,774,322
China Mobile (Hong Kong) Ltd.	403,000	3,786,076
Chow Sang Sang Holdings International Ltd.	1,106,000	1,250,740
CNOOC Ltd.	2,542,500	3,564,889
Henderson Land Development Co. Ltd.	159,000	1,006,556
Hong Kong Exchanges and Clearing Ltd.	184,900	3,150,751
Hutchison Whampoa Ltd.	73,000	499,739
Li & Fung Ltd.	210,000	962,912
Midland Holdings Ltd.	1,660,000	1,406,861
New World Development Co. Ltd.	862,000	1,421,132
Sa Sa International Holdings Ltd.	1,344,000	869,001
Shanghai Industrial Holdings Ltd.	416,000	1,942,310
Shun Tak Holdings Ltd.	3,274,000	1,906,050
Sinotruk Hong Kong Ltd.	1,066,000	1,245,322
Sun Hung Kai Properties Ltd.	205,000	2,648,330
Techtronic Industries Co. Ltd.	1,963,000	1,628,259
Texwinca Holdings Ltd.	2,028,000	1,791,882
TOTAL HONG KONG		35,058,817
India - 9.9%
Bajaj Auto Ltd.	106,463	4,033,938
Bharat Heavy Electricals Ltd.	31,032	1,618,172
HDFC Bank Ltd.	53,370	1,887,244
Housing Development and Infrastructure Ltd. (a)	90,446	648,270
Housing Development Finance Corp. Ltd.	43,347	2,240,276
ICICI Bank Ltd.	47,575	856,453
Infosys Technologies Ltd.	109,458	5,874,543
LIC Housing Finance Ltd.	131,151	2,189,689
Common Stocks - continued
	Shares	Value
India - continued
Reliance Industries Ltd.	149,167	$ 3,383,382
Rural Electrification Corp. Ltd. (a)	204,332	1,061,640
Tata Consultancy Services Ltd.	270,213	4,312,863
Titan Industries Ltd.	36,444	1,185,882
Zee Entertainment Enterprises Ltd.	249,627	1,418,477
TOTAL INDIA		30,710,829
Indonesia - 5.6%
PT Adaro Energy Tbk	14,763,000	2,984,182
PT Astra International Tbk	1,219,000	4,686,963
PT Bank Central Asia Tbk	4,644,000	2,483,425
PT Bank Mandiri Persero Tbk	5,559,000	2,779,503
PT Bank Rakyat Indonesia Tbk	3,394,000	2,776,912
PT Perusahaan Gas Negara Tbk Series B	2,399,500	968,783
PT Semen Gresik Tbk	975,000	834,226
TOTAL INDONESIA		17,513,994
Korea (South) - 17.3%
Busan Bank	180,580	1,776,350
Daelim Industrial Co.	24,822	1,642,805
Duksan Hi-Metal Co. Ltd. (a)	86,947	986,584
Hyundai Department Store Co. Ltd.	23,773	2,082,111
Hyundai Engineering & Construction Co. Ltd.	51,031	2,835,789
Hyundai Industrial Development & Construction Co.	74,830	2,321,286
Hyundai Motor Co.	8,256	805,011
Hyundai Steel Co.	24,680	1,816,553
KB Financial Group, Inc. (a)	101,985	4,452,877
Kia Motors Corp. (a)	124,030	2,092,317
LG Electronics, Inc.	29,262	2,752,228
NHN Corp. (a)	14,420	2,152,610
POSCO	8,646	3,998,839
Samsung Electronics Co. Ltd.	18,414	12,457,138
Samsung Engineering Co. Ltd.	28,279	2,769,580
Samsung SDI Co. Ltd.	25,764	3,023,473
Shinhan Financial Group Co. Ltd. (a)	136,169	4,766,335
Taewoong Co. Ltd.	17,669	1,219,708
TOTAL KOREA (SOUTH)		53,951,594
Malaysia - 1.7%
Bumiputra-Commerce Holdings Bhd	282,800	1,048,466
Common Stocks - continued
	Shares	Value
Malaysia - continued
KNM Group Bhd	3,954,000	$ 851,070
Public Bank Bhd (For. Reg.)	1,002,500	3,522,952
TOTAL MALAYSIA		5,422,488
Singapore - 3.9%
City Developments Ltd.	173,000	1,318,798
DBS Group Holdings Ltd.	150,500	1,528,277
Oversea-Chinese Banking Corp. Ltd.	142,792	831,621
Singapore Airlines Ltd.	145,000	1,424,996
Singapore Exchange Ltd.	392,000	2,227,257
United Overseas Bank Ltd.	121,000	1,562,567
Wing Tai Holdings Ltd.	2,281,000	3,195,428
TOTAL SINGAPORE		12,088,944
Taiwan - 14.3%
Ability Enterprise Co. Ltd.	601,530	1,063,239
Acer, Inc.	703,580	1,974,382
AU Optronics Corp.	1,813,830	2,034,281
Cathay Financial Holding Co. Ltd. (a)	1,907,000	3,233,518
China Steel Corp.	1,343,384	1,365,868
Chinatrust Financial Holding Co. Ltd.	3,905,245	2,138,019
Coretronic Corp.	1,714,000	2,439,762
Formosa Plastics Corp.	755,000	1,573,064
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,415,822	5,957,393
KGI Securities Co. Ltd.	5,114,000	2,415,811
MediaTek, Inc.	137,274	2,233,145
Prime View International Co. Ltd. (a)	797,540	1,462,094
Quanta Computer, Inc.	964,550	1,928,195
Richtek Technology Corp.	103,000	1,021,461
Siliconware Precision Industries Co. Ltd.	1,014,000	1,345,021
Taiflex Scientific Co. Ltd.	1,366,000	2,264,915
Taiwan Fertilizer Co. Ltd.	610,000	1,994,212
Taiwan Semiconductor Manufacturing Co. Ltd.	3,040,393	5,849,653
Yuanta Financial Holding Co. Ltd.	3,402,000	2,171,150
TOTAL TAIWAN		44,465,183
Thailand - 2.9%
Bangkok Bank Ltd. PCL (For. Reg.)	369,800	1,253,465
Banpu PCL:
unit	19,500	310,214
(For. Reg.)	52,900	841,555
Minor International PCL (For. Reg.)	2,804,569	912,605
Quality Houses PCL	22,123,200	1,479,768
Common Stocks - continued
	Shares	Value
Thailand - continued
Siam Commercial Bank PCL (For. Reg.)	964,800	$ 2,318,252
Supalai PCL (For. Reg.)	10,594,100	1,915,173
TOTAL THAILAND		9,031,032
TOTAL COMMON STOCKS (Cost $240,498,156)		303,196,788
Money Market Funds - 3.9%

Fidelity Cash Central Fund, 0.17% (d)	9,305,076	9,305,076
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(d)	2,971,000	2,971,000
TOTAL MONEY MARKET FUNDS (Cost $12,276,076)		12,276,076
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $252,774,232)		315,472,864
NET OTHER ASSETS - (1.2)%		(3,854,498)
NET ASSETS - 100%		$ 311,618,366
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,716
Fidelity Securities Lending Cash Central Fund	11,861
Total	$ 15,577
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
China	$ 72,096,500	$ 62,160,051	$ 9,936,449	$ -
Korea (South)	53,951,594	49,185,259	4,766,335	-
Taiwan	44,465,183	44,465,183	-	-
Hong Kong	35,058,817	27,707,852	7,350,965	-
India	30,710,829	30,710,829	-	-
Indonesia	17,513,994	17,513,994	-	-
Singapore	12,088,944	12,088,944	-	-
Cayman Islands	11,579,794	11,579,785	9	-
Thailand	9,031,032	9,031,032	-	-
Other	16,700,101	15,897,404	802,697	-
Money Market Funds	12,276,076	12,276,076	-	-
Total Investments in Securities:	$ 315,472,864	$ 292,616,409	$ 22,856,455	$ -
Income Tax Information

At January 31, 2010, the cost of investment securities for income tax purposes was $256,119,377. Net unrealized appreciation aggregated $59,353,487, of which $70,288,509 related to appreciated investment securities and $10,935,022 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts, futures contracts, Exchange traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor
Emerging Markets Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2010

1.8813064.105

FAEM-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Argentina - 0.1%
Banco Macro SA sponsored ADR	32,376	$ 923,040
Australia - 0.1%
Coal of Africa Ltd. (a)	211,985	400,633
Bailiwick of Jersey - 0.4%
Heritage Oil PLC (a)	79,458	627,617
Randgold Resources Ltd. sponsored ADR	25,700	1,771,501
TOTAL BAILIWICK OF JERSEY		2,399,118
Bermuda - 0.7%
Aquarius Platinum Ltd.:
(Australia) (a)	427,751	2,526,635
(United Kingdom) (a)	225,111	1,323,688
TOTAL BERMUDA		3,850,323
Brazil - 13.1%
Anhanguera Educacional Participacoes SA unit (a)	37,526	517,600
BM&F BOVESPA SA	417,600	2,806,892
Centrais Eletricas Brasileiras SA (Electrobras):
(PN-B) sponsored ADR (c)	141,100	2,572,253
sponsored ADR	107,300	2,283,344
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.)	1,225	20,421
Companhia Siderurgica Nacional SA (CSN) sponsored ADR (c)	154,000	4,484,480
Fibria Celulose SA sponsored ADR (a)(c)	106,936	1,954,790
Gerdau SA sponsored ADR	275,000	3,698,750
Itau Unibanco Banco Multiplo SA ADR	373,530	7,156,835
Localiza Rent A Car SA	168,400	1,764,403
Net Servicos de Comunicacao SA sponsored ADR	201,366	2,382,160
OGX Petroleo e Gas Participacoes SA	416,200	3,720,408
PDG Realty S.A. Empreendimentos e Participacoes	228,800	1,804,910
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	328,000	5,916,180
(PN) sponsored ADR (non-vtg.)	289,600	10,448,768
sponsored ADR	27,800	1,127,846
Tele Norte Leste Participacoes SA sponsored ADR (non-vtg.)	210,507	3,751,235
Vale SA (PN-A) sponsored ADR	757,900	17,113,382
Vivo Participacoes SA sponsored ADR	103,300	2,891,367
TOTAL BRAZIL		76,416,024
Canada - 1.4%
Eldorado Gold Corp. (a)	179,785	2,135,294
Common Stocks - continued
	Shares	Value
Canada - continued
First Quantum Minerals Ltd.	33,200	$ 2,407,799
Niko Resources Ltd.	6,300	581,747
Sherritt International Corp.	126,200	724,650
Sino-Forest Corp. (a)	79,700	1,384,110
Uranium One, Inc. (a)(c)	318,900	987,150
TOTAL CANADA		8,220,750
Cayman Islands - 2.2%
BaWang International (Group) Holding Ltd.	807,000	466,699
China Shanshui Cement Group Ltd.	1,200,000	700,159
Daphne International Holdings Ltd.	1,558,000	1,183,959
Eurasia Drilling Co. Ltd. GDR (Reg. S)	109,000	1,493,671
Geely Automobile Holdings Ltd. (c)	5,580,000	2,479,537
Hidili Industry International Development Ltd. (a)	1,580,000	1,670,773
Integra Group Holdings unit (a)	490,700	1,681,065
Mindray Medical International Ltd. sponsored ADR (c)	60,100	2,095,687
PCD Stores Group Ltd.	1,795,000	612,671
Trina Solar Ltd. ADR (a)	26,100	572,373
TOTAL CAYMAN ISLANDS		12,956,594
Chile - 0.4%
Banco Santander Chile sponsored ADR	22,800	1,409,724
Enersis SA sponsored ADR	39,100	897,736
TOTAL CHILE		2,307,460
China - 8.8%
Baidu.com, Inc. sponsored ADR (a)	4,800	1,976,208
China Construction Bank Corp. (H Shares)	10,876,000	8,376,983
China Mengniu Dairy Co. Ltd. (a)	705,000	2,179,303
China Merchants Bank Co. Ltd. (H Shares)	1,450,750	3,374,641
China Shenhua Energy Co. Ltd. (H Shares)	1,059,000	4,555,748
China Yurun Food Group Ltd.	672,000	1,886,875
Golden Eagle Retail Group Ltd. (H Shares)	1,217,000	2,197,636
Industrial & Commercial Bank of China Ltd. (H Shares)	11,999,000	8,809,214
Maanshan Iron & Steel Co. Ltd. (H Shares) (a)(c)	1,402,000	848,717
Minth Group Ltd.	761,000	963,508
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	578,500	4,530,271
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	18,200	841,022
Sina Corp. (a)	18,400	665,344
Tencent Holdings Ltd.	278,900	5,215,938
Common Stocks - continued
	Shares	Value
China - continued
Yantai Changyu Pioneer Wine Co. (B Shares)	222,290	$ 1,935,459
ZTE Corp. (H Shares)	476,300	2,797,452
TOTAL CHINA		51,154,319
Cyprus - 0.1%
Bank of Cyprus Public Co. Ltd.	100,900	637,163
Czech Republic - 1.1%
Ceske Energeticke Zavody AS	72,400	3,523,487
Komercni Banka AS	13,993	2,823,915
TOTAL CZECH REPUBLIC		6,347,402
Egypt - 0.5%
Commercial International Bank Ltd. sponsored GDR	256,471	2,725,030
Hong Kong - 4.8%
China Agri-Industries Holding Ltd.	1,613,000	2,214,669
China Mobile (Hong Kong) Ltd.	722,200	6,784,874
China Overseas Land & Investment Ltd.	1,312,000	2,352,287
CNOOC Ltd.	4,039,000	5,663,161
CNOOC Ltd. sponsored ADR	6,400	894,912
CNPC (Hong Kong) Ltd.	2,481,000	3,096,477
Hong Kong Exchanges and Clearing Ltd.	98,700	1,681,877
Shanghai Industrial Holdings Ltd.	599,000	2,796,740
Sino-Ocean Land Holdings Ltd.	1,954,000	1,598,143
Texwinca Holdings Ltd.	954,000	842,927
TOTAL HONG KONG		27,926,067
Hungary - 0.7%
OTP Bank Ltd. (a)	134,100	4,008,059
India - 7.5%
Bank of Baroda	100,001	1,247,709
Bharat Heavy Electricals Ltd.	62,298	3,248,545
DLF Ltd.	107,491	777,547
Housing Development and Infrastructure Ltd. (a)	186,635	1,337,703
Housing Development Finance Corp. Ltd.	87,096	4,501,329
ICICI Bank Ltd. sponsored ADR	32,400	1,143,072
Indiabulls Real Estate Ltd. (a)	246,107	934,540
Infosys Technologies Ltd. sponsored ADR	118,300	6,140,953
Jain Irrigation Systems Ltd.	99,656	1,564,680
JSW Steel Ltd.	143,739	3,071,106
Mahindra & Mahindra Ltd.	128,221	2,828,646
Power Finance Corp. Ltd.	17,188	90,235
Reliance Industries Ltd.	313,204	7,104,044
Common Stocks - continued
	Shares	Value
India - continued
Rural Electrification Corp. Ltd. (a)	321,343	$ 1,669,590
Tata Consultancy Services Ltd.	219,649	3,505,812
Tata Power Co. Ltd.	52,030	1,471,956
Tata Steel Ltd.	181,782	2,242,865
Ultratech Cement Ltd.	30,876	622,541
TOTAL INDIA		43,502,873
Indonesia - 5.0%
PT Delta Dunia Petroindo Tbk (a)	6,279,000	1,202,077
PT Gudang Garam Perusahaan Tbk	455,000	1,167,916
PT Astra International Tbk	971,000	3,733,422
PT Bank Mandiri Persero Tbk	5,515,000	2,757,503
PT Bank Rakyat Indonesia Tbk	3,904,000	3,194,186
PT Bumi Resources Tbk	5,950,500	1,575,134
PT Indo Tambangraya Megah Tbk	171,000	574,268
PT Indocement Tunggal Prakarsa Tbk	1,865,000	2,692,784
PT Indofood Sukses Makmur Tbk	6,253,500	2,407,768
PT Indosat Tbk	1,291,000	773,220
PT Indosat Tbk sponsored ADR (c)	34,201	1,004,483
PT Perusahaan Gas Negara Tbk Series B	8,453,200	3,412,927
PT Telkomunikasi Indonesia Tbk Series B	4,468,000	4,468,005
TOTAL INDONESIA		28,963,693
Ireland - 0.2%
Dragon Oil PLC (a)	150,715	972,348
Israel - 2.5%
Check Point Software Technologies Ltd. (a)	84,100	2,689,518
Israel Chemicals Ltd.	138,800	1,837,499
Partner Communications Co. Ltd. ADR (c)	102,362	2,122,988
Teva Pharmaceutical Industries Ltd. sponsored ADR	141,400	8,020,208
TOTAL ISRAEL		14,670,213
Kazakhstan - 0.7%
JSC Halyk Bank of Kazakhstan unit (a)	261,422	2,440,165
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	76,677	1,933,963
TOTAL KAZAKHSTAN		4,374,128
Korea (South) - 10.7%
CJ CheilJedang Corp.	7,748	1,397,301
CJ Corp.	25,350	1,469,945
Hynix Semiconductor, Inc. (a)	202,070	3,966,771
Hyundai Engineering & Construction Co. Ltd.	49,816	2,768,271
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Hyundai Mobis	27,703	$ 3,537,875
Hyundai Motor Co.	58,809	5,734,244
Industrial Bank of Korea (a)	227,330	2,579,505
KB Financial Group, Inc. (a)	123,540	5,394,014
Korea Exchange Bank	283,650	3,230,804
Korean Air Lines Co. Ltd. (a)	40,390	1,969,138
KT Corp.	54,050	2,322,624
LG Innotek Co. Ltd.	17,956	1,386,713
Lumens Co. Ltd. (a)	152,523	1,135,795
Samsung Electronics Co. Ltd.	27,614	18,680,967
Samsung SDI Co. Ltd.	14,448	1,695,511
Shinhan Financial Group Co. Ltd. (a)	153,480	5,372,274
TOTAL KOREA (SOUTH)		62,641,752
Luxembourg - 1.2%
ArcelorMittal SA (NY Shares) Class A (c)	55,100	2,131,268
Evraz Group SA GDR (a)	108,693	3,583,347
Ternium SA sponsored ADR (a)(c)	35,045	1,042,939
TOTAL LUXEMBOURG		6,757,554
Mexico - 3.0%
America Movil SAB de CV Series L sponsored ADR	200,800	8,764,920
Banco Compartamos SA de CV	237,800	1,159,729
Corporacion Geo SA de CV Series B (a)	638,700	1,695,653
Grupo Financiero Banorte SAB de CV Series O	797,900	2,624,087
Wal-Mart de Mexico SA de CV Series V	678,600	3,009,035
TOTAL MEXICO		17,253,424
Nigeria - 0.2%
Guaranty Trust Bank PLC GDR (Reg. S)	166,500	1,256,542
Norway - 0.1%
Det Norske Oljeselskap ASA (DNO) (A Shares) (a)(c)	594,000	570,550
Panama - 0.2%
Copa Holdings SA Class A	27,301	1,419,106
Peru - 0.4%
Compania de Minas Buenaventura SA sponsored ADR	72,489	2,281,954
Philippines - 0.6%
Megaworld Corp.	27,710,000	715,097
Philippine Long Distance Telephone Co. sponsored ADR (c)	46,900	2,624,993
TOTAL PHILIPPINES		3,340,090
Common Stocks - continued
	Shares	Value
Poland - 1.1%
Bank Polska Kasa Opieki SA (a)	62,025	$ 3,631,478
Bank Zachodni WBK SA (a)	42,706	2,610,043
TOTAL POLAND		6,241,521
Russia - 9.2%
Cherkizovo Group OJSC GDR (a)	48,900	627,998
Magnit OJSC GDR (Reg. S)	161,800	2,434,111
Mechel Steel Group OAO sponsored ADR	141,300	2,796,327
Novorossiysk Commercial Sea Port JSC (a)	1,890,700	283,605
Novorossiysk Commercial Sea Port JSC GDR (Reg. S)	11,500	131,892
OAO Gazprom sponsored ADR	421,776	10,206,979
OAO NOVATEK GDR	62,698	4,441,291
OAO Tatneft sponsored ADR	110,600	3,402,843
OJSC MMC Norilsk Nickel sponsored ADR (a)	316,210	4,838,013
OJSC Oil Company Rosneft GDR (Reg. S)	671,900	5,167,597
Polymetal JSC GDR (Reg. S) (a)	179,836	1,669,696
RusHydro JSC sponsored ADR (a)	446,729	1,934,104
Sberbank (Savings Bank of the Russian Federation)	1,728,400	5,038,286
Sberbank (Savings Bank of the Russian Federation) GDR	10,107	3,041,335
Sistema JSFC sponsored GDR (a)	127,500	3,165,188
Vimpel Communications sponsored ADR	222,000	4,027,080
Wimm-Bill-Dann Foods OJSC sponsored ADR (a)	20,600	428,068
TOTAL RUSSIA		53,634,413
Singapore - 0.3%
Straits Asia Resources Ltd.	1,062,000	1,631,232
South Africa - 5.8%
African Bank Investments Ltd.	557,047	2,169,696
AngloGold Ashanti Ltd.	50,700	1,855,373
Aspen Pharmacare Holdings Ltd. (a)	293,300	2,593,396
Aveng Ltd.	470,100	2,189,351
Clicks Group Ltd.	718,847	2,499,075
Illovo Sugar Ltd.	289,963	1,276,239
Mr. Price Group Ltd.	398,977	1,841,891
MTN Group Ltd.	422,580	6,067,665
Mvelaphanda Resources Ltd. (a)	418,359	2,785,365
Raubex Group Ltd.	405,299	1,201,658
Shoprite Holdings Ltd.	234,600	2,149,766
Standard Bank Group Ltd.	389,200	5,557,739
Steinhoff International Holdings Ltd.	652,500	1,667,502
TOTAL SOUTH AFRICA		33,854,716
Common Stocks - continued
	Shares	Value
Taiwan - 7.8%
Advanced Semiconductor Engineering, Inc. sponsored ADR (c)	347,500	$ 1,355,250
Asia Cement Corp.	2,092,870	1,983,856
AU Optronics Corp. sponsored ADR (c)	300,612	3,288,695
Cathay Financial Holding Co. Ltd. (a)	1,473,000	2,497,626
Compal Electronics, Inc.	707,000	986,460
Epistar Corp.	313,000	993,884
First Financial Holding Co. Ltd.	3,879,978	2,172,739
Formosa Epitaxy, Inc.	988,000	1,307,443
Fubon Financial Holding Co. Ltd. (a)	2,294,000	2,684,048
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,040,273	8,584,912
Macronix International Co. Ltd.	3,380,061	1,887,505
MediaTek, Inc.	315,538	5,133,107
Siliconware Precision Industries Co. Ltd.	2,104,379	2,791,355
Taiwan Mobile Co. Ltd.	1,633,000	3,162,293
Taiwan Semiconductor Manufacturing Co. Ltd.	1,959,534	3,770,103
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	298,722	3,035,016
TOTAL TAIWAN		45,634,292
Thailand - 1.0%
Advanced Info Service PCL (For. Reg.)	666,100	1,665,752
Banpu PCL unit	99,800	1,587,659
Siam Commercial Bank PCL (For. Reg.)	1,098,500	2,639,511
Total Access Communication PCL (For. Reg.)	14,600	14,187
TOTAL THAILAND		5,907,109
Turkey - 2.7%
Albaraka Turk Katilim Bankasi AS	261,000	425,425
Hurriyet Gazetecilik ve Matbaacilik AS (a)	966,010	1,219,653
Koc Holding AS	430,714	1,467,411
Tofas Turk Otomobil Fabrikasi AS	724,923	2,784,533
Turk Hava Yollari AO	738,000	2,711,513
Turkiye Garanti Bankasi AS	893,375	3,789,660
Turkiye Is Bankasi AS Series C	756,510	3,360,694
TOTAL TURKEY		15,758,889
United Arab Emirates - 0.2%
DP World Ltd.	2,324,049	1,159,700
United Kingdom - 1.0%
Hikma Pharmaceuticals PLC	210,676	1,839,362
Tullow Oil PLC	58,604	1,073,412
Xstrata PLC (a)	181,225	2,940,530
TOTAL UNITED KINGDOM		5,853,304
Common Stocks - continued
	Shares	Value
United States of America - 0.9%
Central European Distribution Corp. (a)	74,100	$ 2,374,905
Freeport-McMoRan Copper & Gold, Inc.	40,900	2,727,621
TOTAL UNITED STATES OF AMERICA		5,102,526
TOTAL COMMON STOCKS (Cost $473,087,576)		563,053,911
Money Market Funds - 7.9%

Fidelity Cash Central Fund, 0.17% (d)	23,265,054	23,265,054
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(d)	22,590,323	22,590,323
TOTAL MONEY MARKET FUNDS (Cost $45,855,377)		45,855,377
TOTAL INVESTMENT PORTFOLIO - 104.6% (Cost $518,942,953)		608,909,288
NET OTHER ASSETS - (4.6)%		(26,528,210)
NET ASSETS - 100%		$ 582,381,078
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,264
Fidelity Securities Lending Cash Central Fund	37,877
Total	$ 44,141
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Brazil	$ 76,416,024	$ 76,416,024	$ -	$ -
Korea (South)	62,641,752	57,269,478	5,372,274	-
Russia	53,634,413	27,618,358	26,016,055	-
China	51,154,319	51,154,319	-	-
Taiwan	45,634,292	45,634,292	-	-
India	43,502,873	43,502,873	-	-
South Africa	33,854,716	33,854,716	-	-
Indonesia	28,963,693	28,963,693	-	-
Hong Kong	27,926,067	15,478,032	12,448,035	-
Other	139,325,762	113,826,676	25,499,086	-
Money Market Funds	45,855,377	45,855,377	-	-
Total Investments in Securities:	$ 608,909,288	$ 539,573,838	$ 69,335,450	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 8,214
Total Realized Gain (Loss)	(585,848)
Total Unrealized Gain (Loss)	586,553
Cost of Purchases	-
Proceeds of Sales	(8,919)
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At January 31, 2010, the cost of investment securities for income tax purposes was $527,047,339. Net unrealized appreciation aggregated $81,861,949, of which $110,489,929 related to appreciated investment securities and $28,627,980 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts, futures contracts, Exchange traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Europe Capital
Appreciation Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2010

1.813041.105

AEUR-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
Bailiwick of Jersey - 1.4%
Experian PLC	20,900	$ 198,715
Heritage Oil PLC (a)	7,600	60,030
Shire PLC	4,290	84,961
TOTAL BAILIWICK OF JERSEY		343,706
Belgium - 2.6%
Anheuser-Busch InBev SA NV	5,628	280,838
Anheuser-Busch InBev SA NV (strip VVPR) (a)	6,080	42
Fortis (a)	30,700	108,069
Gimv NV	900	46,087
Umicore SA	6,900	212,653
TOTAL BELGIUM		647,689
Bermuda - 1.1%
Seadrill Ltd.	6,000	136,145
Signet Jewelers Ltd. (United Kingdom) (a)	4,900	131,064
TOTAL BERMUDA		267,209
Brazil - 0.5%
Banco Santander (Brasil) SA ADR	9,800	117,992
Canada - 1.2%
Compton Petroleum Corp. (a)	22,200	19,723
Fairborne Energy Trust (a)	6,000	27,495
Iteration Energy Ltd. (a)	23,100	26,140
PetroBakken Energy Ltd. Class A	3,347	92,807
Petrobank Energy & Resources Ltd. (a)	2,500	123,515
TOTAL CANADA		289,680
Cayman Islands - 0.3%
Hengdeli Holdings Ltd.	216,000	71,778
China - 0.2%
Baidu.com, Inc. sponsored ADR (a)	100	41,171
Denmark - 2.7%
Carlsberg AS Series B	1,600	119,325
Danske Bank AS (a)	3,858	91,634
Flsmidth & Co. A/S	2,100	133,809
Novo Nordisk AS Series B	4,416	298,766
William Demant Holding AS (a)	200	15,608
TOTAL DENMARK		659,142
Finland - 1.5%
Fortum Corp.	7,100	180,168
Common Stocks - continued
	Shares	Value
Finland - continued
Metso Corp.	2,200	$ 73,832
Nokian Tyres PLC	4,474	108,164
TOTAL FINLAND		362,164
France - 12.7%
Alstom SA	1,464	97,748
Atos Origin SA (a)	2,448	113,846
AXA SA (c)	9,679	199,291
Cap Gemini SA	2,100	93,245
CFAO SA	900	35,933
Essilor International SA	2,260	131,464
Groupe Eurotunnel SA	5,000	48,202
Iliad Group SA	1,241	137,541
L'Oreal SA	2,000	210,871
PPR SA	1,600	195,107
Remy Cointreau SA	2,900	145,347
Sanofi-Aventis	8,267	611,277
Schneider Electric SA	2,819	290,811
Societe Generale Series A	3,655	211,461
Total SA sponsored ADR	9,100	524,069
Vallourec SA	540	92,879
TOTAL FRANCE		3,139,092
Germany - 9.3%
Aixtron AG	1,200	36,098
BASF AG	5,128	291,046
Bayerische Motoren Werke AG (BMW)	3,026	128,980
Deutsche Bank AG	3,100	189,007
Deutsche Boerse AG	2,600	170,207
Deutsche Lufthansa AG (Reg.)	3,200	51,215
Deutsche Postbank AG (a)	2,900	88,295
E.ON AG	11,907	437,035
HeidelbergCement AG	2,680	161,497
Infineon Technologies AG (a)	11,900	64,855
Linde AG	1,550	169,436
Rheinmetall AG	2,300	146,309
SAP AG	5,244	237,658
Siemens AG (Reg.)	1,406	125,289
TOTAL GERMANY		2,296,927
Greece - 1.1%
Coca-Cola Hellenic Bottling Co. SA	600	13,751
Common Stocks - continued
	Shares	Value
Greece - continued
Fourlis Holdings SA	5,900	$ 71,817
National Bank of Greece SA (a)	8,800	192,353
TOTAL GREECE		277,921
Ireland - 0.7%
CRH PLC	6,832	164,059
Italy - 2.1%
Fiat SpA (a)	6,000	75,189
Intesa Sanpaolo SpA	53,130	202,239
Mediaset SpA	22,700	172,305
Prysmian SpA	4,200	76,224
TOTAL ITALY		525,957
Luxembourg - 0.7%
ArcelorMittal SA (Netherlands)	4,701	181,983
Netherlands - 4.3%
Akzo Nobel NV	2,583	153,752
ASML Holding NV (Netherlands)	5,100	160,166
Koninklijke KPN NV	10,427	172,649
Koninklijke Philips Electronics NV	8,500	256,675
QIAGEN NV (a)	2,900	63,104
Unilever NV (Certificaten Van Aandelen) (Bearer) unit	8,600	263,323
TOTAL NETHERLANDS		1,069,669
Netherlands Antilles - 0.4%
Schlumberger Ltd.	1,600	101,536
Norway - 2.2%
DnB NOR ASA (a)	14,200	160,351
Pronova BioPharma ASA (a)	9,400	27,658
Sevan Marine ASA (a)	16,000	23,030
Storebrand ASA (A Shares) (a)	24,000	167,784
Telenor ASA (a)	11,800	153,358
TOTAL NORWAY		532,181
Papua New Guinea - 0.3%
Lihir Gold Ltd.	34,847	85,353
South Africa - 0.3%
Impala Platinum Holdings Ltd.	3,100	80,320
Spain - 4.4%
Banco Santander SA	25,445	360,822
Cintra Concesiones de Infrastructuras de Transporte SA	7,400	77,187
Inditex SA	2,880	181,279
Common Stocks - continued
	Shares	Value
Spain - continued
Sol Melia SA	7,500	$ 61,539
Telefonica SA sponsored ADR	5,700	408,120
TOTAL SPAIN		1,088,947
Sweden - 2.3%
Modern Times Group MTG AB (B Shares)	2,900	132,984
Sandvik AB	9,900	107,571
Skandinaviska Enskilda Banken AB (A Shares) (a)	17,500	103,638
SKF AB (B Shares)	8,200	126,689
Swedbank AB (A Shares)	11,405	98,130
TOTAL SWEDEN		569,012
Switzerland - 11.3%
Actelion Ltd. (Reg.) (a)	2,387	126,283
Credit Suisse Group (Reg.)	3,528	152,604
Nestle SA (Reg.)	9,987	473,379
Nobel Biocare Holding AG (Switzerland)	2,630	77,355
Novartis AG (Reg.)	9,344	500,020
Roche Holding AG (participation certificate)	3,212	538,855
Schindler Holding AG (participation certificate)	1,670	123,448
Sonova Holding AG Class B	1,404	173,764
Swiss Reinsurance Co. (Reg.)	3,281	141,830
The Swatch Group AG (Bearer)	370	96,717
Transocean Ltd. (a)	800	67,792
UBS AG (For. Reg.) (a)	23,744	309,654
TOTAL SWITZERLAND		2,781,701
Turkey - 0.3%
Turkiye Is Bankasi AS Series C	18,000	79,963
United Kingdom - 29.5%
Anglo American PLC (United Kingdom) (a)	10,200	374,237
Barclays PLC	69,311	296,227
Barratt Developments PLC (a)	17,700	33,596
Bellway PLC	3,200	37,700
BG Group PLC	20,698	380,496
Bovis Homes Group PLC (a)	6,200	39,188
BP PLC	32,800	306,016
BP PLC sponsored ADR	3,500	196,420
BT Group PLC	71,500	156,035
Burberry Group PLC	11,900	116,159
Carphone Warehouse Group PLC	31,900	96,798
Centrica PLC	53,941	231,563
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Ensco International Ltd. ADR	1,300	$ 50,739
HSBC Holdings PLC sponsored ADR (c)	15,236	815,278
Imperial Tobacco Group PLC	12,010	387,284
InterContinental Hotel Group PLC	7,095	101,465
Invensys PLC	32,500	158,920
ITV PLC	190,100	170,466
Misys PLC (a)	33,200	113,386
Mothercare PLC	13,500	138,074
National Grid PLC	25,400	255,103
Reckitt Benckiser Group PLC	6,204	321,604
Rio Tinto PLC (Reg.)	8,669	422,732
Rolls-Royce Group PLC	17,200	131,052
Royal Dutch Shell PLC Class A (United Kingdom)	26,417	730,134
Salamander Energy PLC (a)	11,300	47,689
Schroders PLC	2,500	49,404
Serco Group PLC	12,914	102,648
SSL International PLC	7,939	98,375
Standard Chartered PLC (United Kingdom)	12,150	279,851
Taylor Wimpey PLC (a)	135,434	83,190
The Game Group PLC	31,500	46,229
Tomkins PLC	35,300	105,624
Vedanta Resources PLC	1,400	53,698
Vodafone Group PLC sponsored ADR	6,150	131,979
Whitbread PLC	3,069	68,627
Wolseley PLC (a)	6,235	137,171
TOTAL UNITED KINGDOM		7,265,157
United States of America - 4.2%
Agilent Technologies, Inc.	4,300	120,529
Allergan, Inc.	800	46,000
CME Group, Inc.	350	100,387
Express Scripts, Inc. (a)	1,300	109,018
Merck & Co., Inc.	3,700	141,266
Morgan Stanley	5,100	136,578
Pfizer, Inc.	6,800	126,888
Pride International, Inc. (a)	1,800	53,280
SanDisk Corp. (a)	1,700	43,214
Common Stocks - continued
	Shares	Value
United States of America - continued
Union Pacific Corp.	1,400	$ 84,700
Virgin Media, Inc.	5,100	72,369
TOTAL UNITED STATES OF AMERICA		1,034,229
TOTAL COMMON STOCKS (Cost $24,368,119)		24,074,538
Nonconvertible Preferred Stocks - 1.2%

Germany - 0.8%
ProSiebenSat.1 Media AG	15,300	205,924
Italy - 0.4%
Fondiaria-Sai SpA (Risparmio Shares)	7,700	84,593
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $275,339)		290,517
Money Market Funds - 4.2%

Fidelity Securities Lending Cash Central Fund, 0.18% (b)(d) (Cost $1,030,750)	1,030,750	1,030,750
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.1%, dated 1/29/10 due 2/1/10 (Collateralized by U.S. Treasury Obligations) # (Cost $37,000)	$ 37,000	37,000
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $25,711,208)		25,432,805
NET OTHER ASSETS - (3.1)%		(766,027)
NET ASSETS - 100%		$ 24,666,778
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$37,000 due 2/01/10 at 0.10%
BNP Paribas Securities Corp.	$ 5,484
Banc of America Securities LLC	4,018
Bank of America, NA	2,582
Barclays Capital, Inc.	5,410
Citigroup Global Markets, Inc.	4,018
Credit Suisse Securities (USA) LLC	7,451
ING Financial Markets LLC	2,679
J.P. Morgan Securities, Inc.	2,679
Mizuho Securities USA, Inc.	2,679
$ 37,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 217
Fidelity Securities Lending Cash Central Fund	1,587
Total	$ 1,804
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 7,265,157	$ 1,194,416	$ 6,070,741	$ -
France	3,139,092	524,069	2,615,023	-
Switzerland	2,781,701	67,792	2,713,909	-
Germany	2,502,851	-	2,502,851	-
Spain	1,088,947	408,120	680,827	-
Netherlands	1,069,669	63,104	1,006,565	-
United States of America	1,034,229	1,034,229	-	-
Denmark	659,142	-	659,142	-
Belgium	647,689	-	647,689	-
Other	4,176,578	867,793	3,308,785	-
Money Market Funds	1,030,750	1,030,750	-	-
Cash Equivalents	37,000	-	37,000	-
Total Investments in Securities:	$ 25,432,805	$ 5,190,273	$ 20,242,532	$ -
Income Tax Information

At January 31, 2010, the cost of investment securities for income tax purposes was $26,023,871. Net unrealized depreciation aggregated $591,066, of which $2,035,551 related to appreciated investment securities and $2,626,617 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts, futures contracts, Exchange traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Global Capital
Appreciation Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2010

1.813039.105

AGLO-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
Australia - 1.3%
Fortescue Metals Group Ltd. (a)	18,274	$ 73,199
MacArthur Coal Ltd.	8,694	72,648
Macquarie Group Ltd.	2,077	92,123
Westfield Group unit	8,821	98,592
TOTAL AUSTRALIA		336,562
Bailiwick of Guernsey - 0.1%
Raven Russia Ltd.	22,400	17,852
Belgium - 0.9%
Anheuser-Busch InBev SA NV	2,245	112,026
Fortis (a)	31,425	110,621
TOTAL BELGIUM		222,647
Bermuda - 0.8%
China LotSynergy Holdings Ltd. (a)	1,368,000	66,956
Huabao International Holdings Ltd.	77,000	78,349
Northern Offshore Ltd. (a)	40,000	69,184
TOTAL BERMUDA		214,489
Brazil - 2.7%
BR Malls Participacoes SA (a)	7,100	77,177
Centrais Eletricas Brasileiras SA (Electrobras) sponsored ADR	6,500	138,320
Net Servicos de Comunicacao SA sponsored ADR	6,500	76,895
OGX Petroleo e Gas Participacoes SA	8,600	76,875
PDG Realty S.A. Empreendimentos e Participacoes	9,200	72,575
TIM Participacoes SA sponsored ADR (non-vtg.)	2,900	76,183
Vale SA (PN-A) sponsored ADR	7,400	167,092
TOTAL BRAZIL		685,117
Canada - 4.8%
Agnico-Eagle Mines Ltd. (Canada)	3,400	171,860
Dollarama, Inc. (d)(e)	4,000	75,750
First Quantum Minerals Ltd.	1,300	94,281
Grande Cache Coal Corp. (a)	18,700	91,288
InterOil Corp. (a)(c)	1,200	70,932
Niko Resources Ltd.	800	73,873
OPTI Canada, Inc. (a)(c)	40,500	73,099
Petrobank Energy & Resources Ltd. (a)	1,700	83,990
Quadra Mining Ltd. (a)	5,500	73,604
Research In Motion Ltd. (a)	1,700	107,032
Suncor Energy, Inc.	3,700	116,817
Common Stocks - continued
	Shares	Value
Canada - continued
Talisman Energy, Inc.	5,500	$ 90,989
Teck Resources Ltd. Class B (sub. vtg.) (a)	2,900	94,949
TOTAL CANADA		1,218,464
Cayman Islands - 2.2%
China High Speed Transmission Equipment Group Co. Ltd.	35,000	70,145
Daphne International Holdings Ltd.	118,000	89,671
Hengdeli Holdings Ltd.	256,000	85,070
Hidili Industry International Development Ltd. (a)	76,000	80,366
IFM Investments Ltd. ADR (a)	11,400	81,852
Peak Sport Products Co. Ltd.	138,000	85,851
Trina Solar Ltd. ADR (a)(c)	3,400	74,562
TOTAL CAYMAN ISLANDS		567,517
China - 1.1%
Baidu.com, Inc. sponsored ADR (a)	219	90,164
China Life Insurance Co. Ltd. ADR	1,700	112,268
Digital China Holdings Ltd. (H Shares)	48,000	76,538
TOTAL CHINA		278,970
Cyprus - 0.3%
AFI Development PLC GDR (Reg. S) (a)	33,100	70,408
Denmark - 0.3%
Carlsberg AS Series B	1,100	82,036
Finland - 0.3%
Fortum Corp.	3,100	78,665
France - 4.6%
Accor SA	1,646	83,038
Atos Origin SA (a)	1,665	77,432
BNP Paribas SA	2,045	146,083
Carrefour SA	2,142	104,503
Credit Agricole SA	6,000	94,052
Iliad Group SA	652	72,262
Renault SA (a)	1,800	84,496
Saft Groupe SA	1,749	74,998
Sanofi-Aventis sponsored ADR	5,800	213,498
Schneider Electric SA	904	93,257
Societe Generale Series A	2,273	131,505
TOTAL FRANCE		1,175,124
Germany - 2.2%
Aixtron AG	2,500	75,205
Common Stocks - continued
	Shares	Value
Germany - continued
Continental AG (a)	1,376	$ 75,776
Daimler AG (Reg.)	2,564	117,457
Deutsche Bank AG (NY Shares)	2,200	134,134
HeidelbergCement AG	1,274	76,771
Metro AG	1,400	76,365
TOTAL GERMANY		555,708
Hong Kong - 0.3%
Shanghai Industrial Holdings Ltd.	15,000	70,035
India - 2.3%
Bank of Baroda	6,542	81,624
BGR Energy Systems Ltd.	727	7,199
Educomp Solutions Ltd.	5,450	83,236
Financial Technologies India Ltd.	2,449	81,020
Housing Development and Infrastructure Ltd. (a)	11,933	85,530
ICSA (India) Ltd.	20,594	71,861
Jaiprakash Associates Ltd.	28,365	84,741
MIC Electronics Ltd.	75,046	76,632
TOTAL INDIA		571,843
Ireland - 2.0%
Accenture PLC Class A	2,600	106,574
Cooper Industries PLC Class A	5,100	218,790
Covidien PLC	1,400	70,784
Ingersoll-Rand Co. Ltd.	3,400	110,364
TOTAL IRELAND		506,512
Israel - 1.4%
Teva Pharmaceutical Industries Ltd. sponsored ADR	6,452	365,957
Italy - 0.7%
Intesa Sanpaolo SpA	28,143	107,126
Mediaset SpA	10,155	77,082
TOTAL ITALY		184,208
Japan - 8.4%
eAccess Ltd.	117	82,951
Elpida Memory, Inc. (a)	4,000	70,943
Fujifilm Holdings Corp.	3,100	99,283
Gulliver International Co. Ltd.	1,330	77,351
Itochu Corp.	11,000	86,275
Japan Tobacco, Inc.	24	86,939
JTEKT Corp.	6,400	73,096
Common Stocks - continued
	Shares	Value
Japan - continued
Kenedix, Inc. (a)	220	$ 68,167
Kirin Holdings Co. Ltd.	5,000	76,382
Kyocera Corp.	1,100	99,552
Mazda Motor Corp. (a)	34,000	92,279
Mitsubishi Corp.	4,100	99,332
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	30,800	158,004
Mitsui & Co. Ltd.	6,700	98,863
Omron Corp.	4,200	83,702
ORIX Corp.	1,840	138,606
Sapporo Breweries Ltd.	13,000	68,694
SOFTBANK CORP.	4,200	107,059
Sony Corp. sponsored ADR	3,300	109,659
Sumitomo Metal Industries Ltd.	31,000	85,510
Sumitomo Mitsui Financial Group, Inc.	3,400	110,546
Toshiba Corp. (a)	17,000	93,597
Uni-Charm Corp.	800	76,039
TOTAL JAPAN		2,142,829
Korea (South) - 1.5%
Hyundai Mipo Dockyard Co. Ltd.	653	61,418
Kia Motors Corp. (a)	4,750	80,130
LG Corp.	1,451	78,754
Samsung Electronics Co. Ltd.	236	159,655
TOTAL KOREA (SOUTH)		379,957
Mexico - 0.3%
Grupo Mexico SA de CV Series B	40,120	81,326
Netherlands - 2.1%
ASM International NV (Netherlands) (a)	3,300	75,949
European Aeronautic Defence and Space Co. EADS NV	4,200	82,084
ING Groep NV sponsored ADR (a)	20,068	188,639
Koninklijke Philips Electronics NV	3,400	102,670
Randstad Holdings NV (a)	1,692	81,200
TOTAL NETHERLANDS		530,542
Netherlands Antilles - 0.7%
Schlumberger Ltd.	2,600	164,996
Norway - 0.8%
Pronova BioPharma ASA (a)	47,100	138,584
Sevan Marine ASA (a)(c)	49,000	70,529
TOTAL NORWAY		209,113
Common Stocks - continued
	Shares	Value
Qatar - 0.4%
Commercial Bank of Qatar GDR (Reg. S)	30,126	$ 104,703
Russia - 2.6%
LSR Group OJSC GDR (Reg. S) (a)	8,500	69,212
Magnit OJSC GDR (Reg. S)	5,000	75,220
Mechel Steel Group OAO sponsored ADR	3,800	75,202
Mosenergo AO sponsored ADR (a)	5,400	64,800
OAO Gazprom sponsored ADR	5,600	135,520
PIK Group GDR (Reg. S) unit (a)	15,100	77,520
RusHydro JSC sponsored ADR (a)	19,809	85,763
VTB Bank JSC unit	17,100	85,241
TOTAL RUSSIA		668,478
South Africa - 1.7%
Barloworld Ltd.	13,900	82,423
Clicks Group Ltd.	23,068	80,196
MTN Group Ltd.	6,600	94,767
Naspers Ltd. Class N	2,500	88,552
Raubex Group Ltd.	25,400	75,308
TOTAL SOUTH AFRICA		421,246
Spain - 1.0%
EDP Renovaveis SA (a)	8,830	76,098
Telefonica SA sponsored ADR	2,400	171,840
TOTAL SPAIN		247,938
Sweden - 0.6%
EnergyO Solutions AB (a)	25,347	146,313
Switzerland - 1.4%
Actelion Ltd. (Reg.) (a)	1,893	100,148
Clariant AG (Reg.) (a)	7,160	78,580
UBS AG (NY Shares) (a)	14,500	188,645
TOTAL SWITZERLAND		367,373
Taiwan - 1.2%
Epistar Corp.	26,000	82,559
Prime View International Co. Ltd. (a)	36,000	65,997
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	15,074	153,152
TOTAL TAIWAN		301,708
United Kingdom - 6.2%
Anglo American PLC (United Kingdom) (a)	3,300	121,077
Barclays PLC Sponsored ADR	11,800	201,898
Common Stocks - continued
	Shares	Value
United Kingdom - continued
BG Group PLC	7,259	$ 133,444
BT Group PLC	40,700	88,820
Cairn Energy PLC (a)	14,491	74,688
Carphone Warehouse Group PLC	24,246	73,572
Centrica PLC	22,426	96,273
Ferrexpo PLC	21,100	68,481
Imperial Tobacco Group PLC	3,441	110,961
Rio Tinto PLC (Reg.)	3,800	185,302
SABMiller PLC	3,500	95,178
Standard Chartered PLC (United Kingdom)	5,446	125,438
Vedanta Resources PLC	2,000	76,712
Xstrata PLC (a)	7,500	121,694
TOTAL UNITED KINGDOM		1,573,538
United States of America - 41.1%
Activision Blizzard, Inc. (a)	11,600	117,856
Air Products & Chemicals, Inc.	1,500	113,940
Alliant Energy Corp.	3,700	115,440
Amazon.com, Inc. (a)	3,000	376,230
American Electric Power Co., Inc.	3,300	114,345
Apple, Inc. (a)	1,300	249,756
Applied Materials, Inc.	12,300	149,814
Bank of America Corp.	9,899	150,267
Berkshire Hathaway, Inc. Class B (a)	2,350	179,611
C. R. Bard, Inc.	2,700	223,803
Capital One Financial Corp.	4,100	151,126
Central European Distribution Corp. (a)	2,300	73,715
Charles Schwab Corp.	5,900	107,911
Citigroup, Inc.	44,900	149,068
CME Group, Inc.	1,000	286,820
CSX Corp.	5,900	252,874
Cummins, Inc.	4,400	198,704
Danaher Corp.	2,800	199,780
Deere & Co.	2,500	124,875
DIRECTV (a)	4,000	121,400
DISH Network Corp. Class A	6,100	111,386
ev3, Inc. (a)	7,800	113,724
Expedia, Inc. (a)	9,750	208,748
First Solar, Inc. (a)	600	67,980
Goldman Sachs Group, Inc.	500	74,360
Google, Inc. Class A (a)	780	412,948
Henry Schein, Inc. (a)	2,200	118,910
Common Stocks - continued
	Shares	Value
United States of America - continued
Hewlett-Packard Co.	4,700	$ 221,229
Johnson & Johnson	5,000	314,300
JPMorgan Chase & Co.	11,200	436,129
Juniper Networks, Inc. (a)	8,700	216,021
Las Vegas Sands Corp. (a)	4,900	75,950
Lockheed Martin Corp.	1,900	141,588
Masco Corp.	10,500	142,380
Medco Health Solutions, Inc. (a)	2,000	122,960
Morgan Stanley	11,915	319,084
National Oilwell Varco, Inc.	2,800	114,520
Netflix, Inc. (a)	600	37,350
Noble Energy, Inc.	5,430	401,494
OpenTable, Inc.	4,700	116,983
Optimer Pharmaceuticals, Inc. (a)(c)	9,900	121,968
Philip Morris International, Inc.	8,000	364,080
PNC Financial Services Group, Inc.	1,400	77,602
Polo Ralph Lauren Corp. Class A	2,200	180,400
Procter & Gamble Co.	5,500	338,525
QUALCOMM, Inc.	6,100	239,059
Quicksilver Gas Services LP	6,400	129,344
Rubicon Technology, Inc. (a)	4,400	69,432
Southwestern Energy Co. (a)	9,350	400,928
Strayer Education, Inc.	600	124,668
The Coca-Cola Co.	5,500	298,375
The Walt Disney Co.	7,300	215,715
Torchmark Corp.	2,600	116,740
Veeco Instruments, Inc. (a)	2,300	73,186
Wells Fargo & Co.	13,200	375,276
Weyerhaeuser Co.	2,800	111,720
TOTAL UNITED STATES OF AMERICA		10,462,397
TOTAL COMMON STOCKS (Cost $23,623,140)		25,004,571
Nonconvertible Preferred Stocks - 0.7%

Germany - 0.4%
ProSiebenSat.1 Media AG	6,400	86,138
Italy - 0.3%
Fiat SpA (Risparmio Shares)	10,100	81,294
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $163,532)		167,432
Convertible Bonds - 0.8%
	Principal Amount	Value
United States of America - 0.8%
Chesapeake Energy Corp. 2.5% 5/15/37 (Cost $139,038)	$ 250,000	$ 211,775
Money Market Funds - 2.4%
	Shares
Fidelity Cash Central Fund, 0.17% (f)	373,285	373,285
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(f)	230,100	230,100
TOTAL MONEY MARKET FUNDS (Cost $603,385)		603,385
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $24,529,095)		25,987,163
NET OTHER ASSETS - (2.2)%		(552,568)
NET ASSETS - 100%		$ 25,434,595
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $75,750 or 0.3% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 197
Fidelity Securities Lending Cash Central Fund	1,061
Total	$ 1,258
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United States of America	$ 10,462,397	$ 10,462,397	$ -	$ -
Japan	2,142,829	1,943,994	198,835	-
United Kingdom	1,573,538	201,898	1,371,640	-
Canada	1,218,464	1,218,464	-	-
France	1,175,124	213,498	961,626	-
Brazil	685,117	685,117	-	-
Russia	668,478	275,522	392,956	-
Germany	641,846	134,134	507,712	-
India	571,843	571,843	-	-
Other	6,032,367	4,169,215	1,863,152	-
Corporate Bonds	211,775	-	211,775	-
Money Market Funds	603,385	603,385	-	-
Total Investments in Securities:	$ 25,987,163	$ 20,479,467	$ 5,507,696	$ -
Income Tax Information

At January 31, 2010, the cost of investment securities for income tax purposes was $24,935,727. Net unrealized appreciation aggregated $1,051,436, of which $2,459,336 related to appreciated investment securities and $1,407,900 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts, futures contracts, Exchange traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may by valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor International
Capital Appreciation Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2010

1.813045.105

AICAP-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.3%
	Shares	Value
Australia - 2.3%
Fortescue Metals Group Ltd. (a)	194,632	$ 779,628
MacArthur Coal Ltd.	93,723	783,165
Macquarie Group Ltd.	22,494	997,698
Westfield Group unit	93,420	1,044,148
TOTAL AUSTRALIA		3,604,639
Bailiwick of Guernsey - 0.1%
Raven Russia Ltd.	240,300	191,508
Belgium - 1.5%
Anheuser-Busch InBev SA NV	23,704	1,182,835
Fortis (a)	324,000	1,140,535
TOTAL BELGIUM		2,323,370
Bermuda - 1.5%
China LotSynergy Holdings Ltd. (a)	14,784,000	723,590
Huabao International Holdings Ltd.	823,000	837,422
Northern Offshore Ltd. (a)(c)	446,000	771,406
TOTAL BERMUDA		2,332,418
Brazil - 4.7%
BR Malls Participacoes SA (a)	75,500	820,687
Centrais Eletricas Brasileiras SA (Electrobras) sponsored ADR	70,600	1,502,368
Net Servicos de Comunicacao SA sponsored ADR	70,300	831,649
OGX Petroleo e Gas Participacoes SA	90,000	804,509
PDG Realty S.A. Empreendimentos e Participacoes	99,500	784,915
TIM Participacoes SA sponsored ADR (non-vtg.)	31,800	835,386
Vale SA (PN-A) sponsored ADR	79,400	1,792,852
TOTAL BRAZIL		7,372,366
Canada - 7.1%
Dollarama, Inc. (d)	42,300	801,061
First Quantum Minerals Ltd.	13,900	1,008,085
Grande Cache Coal Corp. (a)	191,500	934,845
InterOil Corp. (a)(c)	13,200	780,252
Niko Resources Ltd.	8,900	821,833
OPTI Canada, Inc. (a)(c)	403,900	729,007
Petrobank Energy & Resources Ltd. (a)(c)	17,600	869,548
Quadra Mining Ltd. (a)	58,900	788,234
Research In Motion Ltd. (a)	18,800	1,183,648
Suncor Energy, Inc.	39,800	1,256,568
Common Stocks - continued
	Shares	Value
Canada - continued
Talisman Energy, Inc.	55,700	$ 921,475
Teck Resources Ltd. Class B (sub. vtg.) (a)	29,400	962,587
TOTAL CANADA		11,057,143
Cayman Islands - 3.9%
China High Speed Transmission Equipment Group Co. Ltd.	378,000	757,563
Daphne International Holdings Ltd.	1,260,000	957,502
Hengdeli Holdings Ltd.	2,756,000	915,833
Hidili Industry International Development Ltd. (a)	823,000	870,283
IFM Investments Ltd. ADR (a)	122,400	878,832
Peak Sport Products Co. Ltd.	1,490,000	926,938
Trina Solar Ltd. ADR (a)(c)	37,000	811,410
TOTAL CAYMAN ISLANDS		6,118,361
China - 1.8%
Baidu.com, Inc. sponsored ADR (a)	1,881	774,427
China Life Insurance Co. Ltd. ADR	18,000	1,188,720
Digital China Holdings Ltd. (H Shares)	521,000	830,760
TOTAL CHINA		2,793,907
Cyprus - 0.5%
AFI Development PLC GDR (Reg. S) (a)	355,500	756,197
Denmark - 0.5%
Carlsberg AS Series B	11,500	857,645
Finland - 0.5%
Fortum Corp.	32,400	822,173
France - 7.9%
Accor SA	16,866	850,864
Atos Origin SA (a)	18,142	843,708
BNP Paribas SA	21,264	1,518,981
Carrefour SA	22,084	1,077,425
Credit Agricole SA	62,100	973,435
Iliad Group SA	6,945	769,719
Renault SA (a)	19,500	915,376
Saft Groupe SA	18,720	802,721
Sanofi-Aventis sponsored ADR	61,500	2,263,809
Schneider Electric SA	9,536	983,742
Societe Generale Series A	24,027	1,390,085
TOTAL FRANCE		12,389,865
Germany - 3.7%
Aixtron AG	26,194	787,965
Common Stocks - continued
	Shares	Value
Germany - continued
Continental AG (a)	14,116	$ 777,365
Daimler AG (Reg.)	26,280	1,203,887
Deutsche Bank AG (NY Shares)	23,300	1,420,601
HeidelbergCement AG	13,738	827,854
Metro AG	15,600	850,927
TOTAL GERMANY		5,868,599
Hong Kong - 0.5%
Shanghai Industrial Holdings Ltd.	167,000	779,726
India - 3.9%
Bank of Baroda	69,021	861,173
BGR Energy Systems Ltd.	7,838	77,615
Educomp Solutions Ltd.	58,536	893,999
Financial Technologies India Ltd.	26,076	862,670
Housing Development and Infrastructure Ltd. (a)	128,152	918,527
ICSA (India) Ltd.	213,879	746,316
Jaiprakash Associates Ltd.	305,106	911,515
MIC Electronics Ltd.	799,318	816,214
Rural Electrification Corp. Ltd. (a)	15,167	78,803
TOTAL INDIA		6,166,832
Ireland - 0.5%
Covidien PLC	15,700	793,792
Israel - 0.9%
Teva Pharmaceutical Industries Ltd. sponsored ADR	24,900	1,412,328
Italy - 1.2%
Intesa Sanpaolo SpA	287,837	1,095,652
Mediaset SpA	103,645	786,721
TOTAL ITALY		1,882,373
Japan - 14.6%
eAccess Ltd. (c)	1,254	889,066
Elpida Memory, Inc. (a)	42,500	753,766
Fujifilm Holdings Corp.	31,900	1,021,657
Gulliver International Co. Ltd. (c)	14,100	820,040
Itochu Corp.	121,000	949,020
Japan Tobacco, Inc.	257	930,974
JTEKT Corp.	68,000	776,648
Kenedix, Inc. (a)	2,368	733,721
Kirin Holdings Co. Ltd.	56,000	855,478
Kyocera Corp.	11,500	1,040,766
Mazda Motor Corp. (a)	350,000	949,928
Common Stocks - continued
	Shares	Value
Japan - continued
Mitsubishi Corp.	44,400	$ 1,075,693
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	332,300	1,704,699
Mitsui & Co. Ltd.	72,800	1,074,217
Omron Corp.	45,100	898,802
ORIX Corp.	20,090	1,513,371
Sapporo Breweries Ltd. (c)	135,000	713,360
SOFTBANK CORP.	44,800	1,141,961
Sony Corp. sponsored ADR	33,400	1,109,882
Sumitomo Metal Industries Ltd.	325,000	896,477
Sumitomo Mitsui Financial Group, Inc.	36,400	1,183,494
Toshiba Corp. (a)	180,000	991,027
Uni-Charm Corp.	8,800	836,424
TOTAL JAPAN		22,860,471
Korea (South) - 2.7%
Hyundai Mipo Dockyard Co. Ltd.	7,457	701,366
Kia Motors Corp. (a)	48,510	818,337
LG Corp.	15,492	840,837
Samsung Electronics Co. Ltd.	2,677	1,811,000
TOTAL KOREA (SOUTH)		4,171,540
Mexico - 0.5%
Grupo Mexico SA de CV Series B	410,122	831,349
Netherlands - 3.6%
ASM International NV (Netherlands) (a)(c)	35,800	823,932
European Aeronautic Defence and Space Co. EADS NV	45,000	879,469
ING Groep NV sponsored ADR (a)	210,978	1,983,193
Koninklijke Philips Electronics NV	35,400	1,068,976
Randstad Holdings NV (a)	18,252	875,928
TOTAL NETHERLANDS		5,631,498
Norway - 1.5%
Pronova BioPharma ASA (a)	502,300	1,477,938
Sevan Marine ASA (a)(c)	553,528	796,730
TOTAL NORWAY		2,274,668
Qatar - 0.7%
Commercial Bank of Qatar GDR (Reg. S)	310,658	1,079,692
Russia - 4.5%
LSR Group OJSC GDR (Reg. S) (a)	92,200	750,748
Magnit OJSC GDR (Reg. S)	54,500	819,895
Mechel Steel Group OAO sponsored ADR	41,300	817,327
Common Stocks - continued
	Shares	Value
Russia - continued
Mosenergo AO sponsored ADR (a)	58,100	$ 697,200
OAO Gazprom sponsored ADR	58,800	1,422,960
PIK Group GDR (Reg. S) unit (a)	162,000	831,672
RusHydro JSC sponsored ADR (a)	211,791	916,945
VTB Bank JSC unit	174,700	870,855
TOTAL RUSSIA		7,127,602
South Africa - 2.8%
Barloworld Ltd.	147,877	876,871
Clicks Group Ltd.	245,808	854,553
MTN Group Ltd.	70,400	1,010,847
Naspers Ltd. Class N	25,400	899,693
Raubex Group Ltd.	275,200	815,932
TOTAL SOUTH AFRICA		4,457,896
Spain - 1.7%
EDP Renovaveis SA (a)	95,190	820,356
Telefonica SA sponsored ADR	25,600	1,832,960
TOTAL SPAIN		2,653,316
Sweden - 1.0%
EnergyO Solutions AB (a)	267,217	1,542,478
Switzerland - 2.5%
Actelion Ltd. (Reg.) (a)	19,522	1,032,803
Clariant AG (Reg.) (a)	77,210	847,371
UBS AG (NY Shares) (a)	152,100	1,978,821
TOTAL SWITZERLAND		3,858,995
Taiwan - 1.0%
Epistar Corp.	281,000	892,273
Prime View International Co. Ltd. (a)	378,000	692,970
TOTAL TAIWAN		1,585,243
United Kingdom - 10.6%
Anglo American PLC (United Kingdom) (a)	35,000	1,284,147
Barclays PLC Sponsored ADR	123,800	2,118,218
BG Group PLC	76,609	1,408,321
BT Group PLC	429,000	936,207
Cairn Energy PLC (a)	154,825	797,981
Carphone Warehouse Group PLC	260,442	790,288
Centrica PLC	232,537	998,258
Ferrexpo PLC	227,668	738,908
Imperial Tobacco Group PLC	36,582	1,179,653
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Rio Tinto PLC (Reg.)	41,400	$ 2,018,813
SABMiller PLC	37,600	1,022,479
Standard Chartered PLC (United Kingdom)	55,783	1,284,850
Vedanta Resources PLC	21,100	809,307
Xstrata PLC (a)	77,000	1,249,391
TOTAL UNITED KINGDOM		16,636,821
United States of America - 9.6%
Bank of America Corp.	106,823	1,621,573
Capital One Financial Corp.	43,600	1,607,096
Central European Distribution Corp. (a)	24,337	780,001
Citigroup, Inc.	481,700	1,599,244
First Solar, Inc. (a)	7,100	804,430
Goldman Sachs Group, Inc.	5,100	758,472
JPMorgan Chase & Co.	40,700	1,584,858
Las Vegas Sands Corp. (a)	53,000	821,500
Morgan Stanley	57,380	1,536,636
PNC Financial Services Group, Inc.	15,300	848,079
Rubicon Technology, Inc. (a)(c)	47,820	754,600
Veeco Instruments, Inc. (a)	24,700	785,954
Wells Fargo & Co.	53,086	1,509,235
TOTAL UNITED STATES OF AMERICA		15,011,678
TOTAL COMMON STOCKS (Cost $156,775,645)		157,246,489
Nonconvertible Preferred Stocks - 1.1%

Germany - 0.6%
ProSiebenSat.1 Media AG	68,400	920,600
Italy - 0.5%
Fiat SpA (Risparmio Shares)	108,900	876,526
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,750,226)		1,797,126
Money Market Funds - 4.7%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(e) (Cost $7,332,160)	7,332,160	$ 7,332,160
TOTAL INVESTMENT PORTFOLIO - 106.1% (Cost $165,858,031)		166,375,775
NET OTHER ASSETS - (6.1)%		(9,566,891)
NET ASSETS - 100%		$ 156,808,884
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $801,061 or 0.5% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 217
Fidelity Securities Lending Cash Central Fund	31,496
Total	$ 31,713
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 22,860,471	$ 20,798,048	$ 2,062,423	$ -
United Kingdom	16,636,821	2,118,218	14,518,603	-
United States of America	15,011,678	15,011,678	-	-
France	12,389,865	2,263,809	10,126,056	-
Canada	11,057,143	11,057,143	-	-
Brazil	7,372,366	7,372,366	-	-
Russia	7,127,602	2,937,487	4,190,115	-
Germany	6,789,199	1,420,601	5,368,598	-
India	6,166,832	6,166,832	-	-
Other	53,631,638	33,904,767	19,726,871	-
Money Market Funds	7,332,160	7,332,160	-	-
Total Investments in Securities:	$ 166,375,775	$ 110,383,109	$ 55,992,666	$ -
Income Tax Information

At January 31, 2010, the cost of investment securities for income tax purposes was $168,972,151. Net unrealized depreciation aggregated $2,596,376, of which $8,138,020 related to appreciated investment securities and $10,734,396 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts, futures contracts, Exchange traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Japan Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2010

1.813049.105

AJAF-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.2%
	Shares	Value
CONSUMER DISCRETIONARY - 19.7%
Auto Components - 5.0%
Bridgestone Corp.	8,000	$ 128,238
Denso Corp.	19,700	581,594
NGK Spark Plug Co. Ltd.	7,000	81,500
NOK Corp.	14,600	217,698
Stanley Electric Co. Ltd.	33,800	647,768
Toyoda Gosei Co. Ltd.	5,300	146,782
		1,803,580
Automobiles - 5.7%
Honda Motor Co. Ltd.	31,100	1,053,893
Toyota Motor Corp.	19,700	757,689
Yamaha Motor Co. Ltd.	18,200	248,997
		2,060,579
Household Durables - 2.5%
Sekisui House Ltd.	76,000	719,840
Sony Corp.	5,400	180,089
		899,929
Leisure Equipment & Products - 1.4%
Nikon Corp.	24,700	509,213
Media - 1.8%
Fuji Media Holdings, Inc.	429	645,377
Multiline Retail - 1.2%
Isetan Mitsukoshi Holdings Ltd.	22,100	208,343
Takashimaya Co. Ltd.	27,000	197,408
		405,751
Specialty Retail - 2.1%
Nishimatsuya Chain Co. Ltd.	20,400	176,271
Shimachu Co. Ltd.	5,300	108,208
Yamada Denki Co. Ltd.	7,450	479,500
		763,979
TOTAL CONSUMER DISCRETIONARY		7,088,408
CONSUMER STAPLES - 1.6%
Beverages - 0.2%
Coca-Cola West Co. Ltd.	3,600	60,020
Food & Staples Retailing - 1.2%
FamilyMart Co. Ltd.	9,500	300,460
Seven & i Holdings Co., Ltd.	6,000	131,406
		431,866
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.2%
Kose Corp.	3,900	$ 78,847
TOTAL CONSUMER STAPLES		570,733
FINANCIALS - 24.2%
Capital Markets - 1.5%
Matsui Securities Co. Ltd. (c)	19,800	135,334
Nomura Holdings, Inc.	50,700	379,027
		514,361
Commercial Banks - 9.0%
Chiba Bank Ltd.	41,000	247,989
Mitsubishi UFJ Financial Group, Inc.	231,100	1,189,191
Seven Bank Ltd.	54	112,822
Sumitomo Mitsui Financial Group, Inc.	32,500	1,056,691
Sumitomo Trust & Banking Co. Ltd.	115,000	640,800
		3,247,493
Consumer Finance - 3.0%
Credit Saison Co. Ltd.	27,900	347,398
ORIX Corp.	9,630	725,424
		1,072,822
Insurance - 6.9%
Mitsui Sumitomo Insurance Group Holdings, Inc.	8,200	205,749
Sompo Japan Insurance, Inc.	123,000	805,284
Sony Financial Holdings, Inc.	69	189,182
T&D Holdings, Inc.	62,550	1,297,841
		2,498,056
Real Estate Investment Trusts - 1.6%
Japan Real Estate Investment Corp.	35	293,508
Nomura Real Estate Office Fund, Inc.	47	271,785
		565,293
Real Estate Management & Development - 2.2%
Mitsubishi Estate Co. Ltd.	48,000	780,592
TOTAL FINANCIALS		8,678,617
HEALTH CARE - 1.6%
Health Care Providers & Services - 0.6%
Alfresa Holdings Corp.	5,600	231,085
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 1.0%
Astellas Pharma, Inc.	5,500	$ 203,501
Daiichi Sankyo Kabushiki Kaisha	7,200	150,110
		353,611
TOTAL HEALTH CARE		584,696
INDUSTRIALS - 17.4%
Air Freight & Logistics - 0.6%
Yamato Holdings Co. Ltd.	15,600	214,809
Building Products - 1.9%
Asahi Glass Co. Ltd.	29,000	291,060
Daikin Industries Ltd.	10,500	390,246
		681,306
Construction & Engineering - 0.2%
Kandenko Co. Ltd.	11,000	70,189
Electrical Equipment - 2.2%
Mitsubishi Electric Corp. (a)	50,000	391,603
Sumitomo Electric Industries Ltd.	29,800	392,514
		784,117
Machinery - 3.6%
Fanuc Ltd.	2,300	220,649
JTEKT Corp.	16,700	190,736
Kubota Corp.	33,000	297,208
NGK Insulators Ltd.	15,000	327,351
NSK Ltd.	39,000	283,848
		1,319,792
Marine - 0.3%
Mitsui O.S.K. Lines Ltd.	15,000	94,051
Road & Rail - 1.7%
East Japan Railway Co.	8,600	578,287
Nippon Express Co. Ltd.	10,000	42,096
		620,383
Trading Companies & Distributors - 5.6%
Itochu Corp.	42,000	329,412
Mitsubishi Corp.	22,600	547,537
Mitsui & Co. Ltd.	52,100	768,774
Sumitomo Corp.	33,900	382,675
		2,028,398
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Transportation Infrastructure - 1.3%
The Sumitomo Warehouse Co. Ltd.	103,000	$ 452,986
TOTAL INDUSTRIALS		6,266,031
INFORMATION TECHNOLOGY - 14.2%
Computers & Peripherals - 0.7%
Fujitsu Ltd.	38,000	234,053
Electronic Equipment & Components - 5.7%
Horiba Ltd.	6,600	158,292
Ibiden Co. Ltd.	7,100	243,824
Nippon Electric Glass Co. Ltd.	26,500	374,587
Yamatake Corp.	28,200	619,482
Yaskawa Electric Corp.	52,000	431,461
Yokogawa Electric Corp.	31,100	251,501
		2,079,147
Internet Software & Services - 0.3%
Yahoo! Japan Corp.	274	103,960
IT Services - 0.5%
NTT Data Corp.	57	177,434
Office Electronics - 5.8%
Canon, Inc.	38,600	1,508,716
Konica Minolta Holdings, Inc.	42,000	429,910
Ricoh Co. Ltd.	10,000	143,348
		2,081,974
Semiconductors & Semiconductor Equipment - 1.2%
ROHM Co. Ltd.	2,800	188,900
Tokyo Electron Ltd.	3,900	238,485
		427,385
TOTAL INFORMATION TECHNOLOGY		5,103,953
MATERIALS - 6.3%
Chemicals - 4.8%
JSR Corp.	28,600	564,903
Nissan Chemical Industries Co. Ltd.	22,000	290,506
Nitto Denko Corp.	10,600	408,054
Shin-Etsu Chemical Co., Ltd.	5,200	272,471
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Ube Industries Ltd.	30,000	$ 77,767
Zeon Corp.	25,000	123,518
		1,737,219
Metals & Mining - 1.5%
Nippon Steel Corp.	34,000	123,917
Sumitomo Metal Industries Ltd.	162,000	446,859
		570,776
TOTAL MATERIALS		2,307,995
TELECOMMUNICATION SERVICES - 5.5%
Wireless Telecommunication Services - 5.5%
NTT DoCoMo, Inc.	1,333	1,995,267
UTILITIES - 0.7%
Gas Utilities - 0.7%
Tokyo Gas Co., Ltd.	58,000	235,161
TOTAL COMMON STOCKS (Cost $38,463,186)		32,830,861
Money Market Funds - 9.1%

Fidelity Cash Central Fund, 0.17% (d)	3,197,609	3,197,609
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(d)	101,500	101,500
TOTAL MONEY MARKET FUNDS (Cost $3,299,109)		3,299,109
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $41,762,295)		36,129,970
NET OTHER ASSETS - (0.3)%		(122,408)
NET ASSETS - 100%		$ 36,007,562
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 498
Fidelity Securities Lending Cash Central Fund	32
Total	$ 530
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,088,408	$ 5,096,737	$ 1,991,671	$ -
Consumer Staples	570,733	570,733	-	-
Financials	8,678,617	7,110,399	1,568,218	-
Health Care	584,696	584,696	-	-
Industrials	6,266,031	6,266,031	-	-
Information Technology	5,103,953	3,595,237	1,508,716	-
Materials	2,307,995	2,307,995	-	-
Telecommunication Services	1,995,267	-	1,995,267	-
Utilities	235,161	235,161	-	-
Money Market Funds	3,299,109	3,299,109	-	-
Total Investments in Securities:	$ 36,129,970	$ 29,066,098	$ 7,063,872	$ -
Income Tax Information

At January 31, 2010, the cost of investment securities for income tax purposes was $42,783,258. Net unrealized depreciation aggregated $6,653,288, of which $1,158,002 related to appreciated investment securities and $7,811,290 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor
Latin America Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2010

1.813051.105

ALAF-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
Bermuda - 1.0%
Dufry South America Ltd. unit	81,670	$ 1,590,074
GP Investments, Ltd. unit (a)	127,375	635,186
TOTAL BERMUDA		2,225,260
Brazil - 64.3%
AES Tiete SA (PN) (non-vtg.)	319,745	3,188,969
Banco Bradesco SA:
(PN)	156,695	2,591,079
(PN) sponsored ADR (c)	290,290	4,807,202
Brascan Residential Properties SA	237,000	1,030,981
Centrais Eletricas Brasileiras SA (Electrobras):
(PN-B) sponsored ADR	101,400	1,848,522
sponsored ADR	88,700	1,887,536
Companhia de Bebidas das Americas (AmBev):
(PN) sponsored ADR (c)	82,600	7,645,456
sponsored ADR	3,260	255,584
Companhia de Concessoes Rodoviarias	94,400	1,978,644
Companhia de Saneamento de Minas Gerais	2,764	37,538
Companhia Energetica de Minas Gerais (CEMIG):
(PN)	23,200	384,123
(PN) sponsored ADR (non-vtg.) (c)	267,254	4,455,124
CPFL Energia SA sponsored ADR (c)	21,548	1,273,271
Eletropaulo Metropolitana SA (PN-B)	41,560	791,514
Equatorial Energia SA	235,977	2,128,174
Gerdau SA sponsored ADR	43,200	581,040
Itau Unibanco Banco Multiplo SA	225,894	4,306,966
Itau Unibanco Banco Multiplo SA ADR	592,841	11,358,834
Light SA	36,100	479,546
Lojas Americanas SA (PN)	283,500	1,989,764
Net Servicos de Comunicacao SA:
sponsored ADR	28,500	337,155
(PN) (a)	425,600	4,933,347
Odontoprev SA	19,300	583,505
OGX Petroleo e Gas Participacoes SA	245,900	2,198,098
Petroleo Brasileiro SA - Petrobras:
(ON)	19,800	399,046
(PN) (non-vtg.)	378,600	6,828,859
(PN) sponsored ADR (non-vtg.)	273,750	9,876,900
sponsored ADR	318,900	12,937,773
Souza Cruz Industria Comerico	104,500	3,355,642
TAM SA (PN) sponsored ADR (ltd. vtg.)	225,055	4,105,003
Common Stocks - continued
	Shares	Value
Brazil - continued
Tele Norte Leste Participacoes SA:
(ON)	41,100	$ 865,389
sponsored ADR (non-vtg.) (c)	115,900	2,065,338
TIM Participacoes SA	359,100	942,995
TIM Participacoes SA sponsored ADR (non-vtg.) (c)	55,341	1,453,808
Usinas Siderurgicas de Minas Gerais SA - Usiminas:
(ON)	29,550	777,863
(PN-A) (non-vtg.)	97,600	2,556,240
Vale SA:
(PN-A)	95,000	2,119,231
(PN-A) sponsored ADR	762,500	17,217,249
sponsored ADR	281,900	7,270,201
Vivo Participacoes SA:
(PN)	42,252	1,188,211
sponsored ADR (c)	159,913	4,475,965
TOTAL BRAZIL		139,507,685
Canada - 0.5%
Jaguar Mining, Inc. (a)	75,400	739,686
Silver Standard Resources, Inc. (a)	10,800	187,920
Silver Wheaton Corp. (a)	14,400	198,635
TOTAL CANADA		1,126,241
Chile - 10.1%
Banco de Credito e Inversiones	11,939	443,179
Banco Santander Chile sponsored ADR (c)	65,825	4,069,960
CAP SA	194,805	6,248,135
Cencosud SA	177,698	627,112
Compania Cervecerias Unidas SA	121,699	942,883
Compania Cervecerias Unidas SA sponsored ADR	12,043	464,258
Empresa Nacional de Electricidad SA	869,846	1,483,650
Empresa Nacional de Electricidad SA sponsored ADR (c)	10,371	528,402
Empresas La Polar SA	42,885	240,010
Enersis SA	2,407,588	1,106,816
Enersis SA sponsored ADR (c)	151,000	3,466,960
SACI Falabella	92,825	523,921
Vina Concha y Toro SA	338,783	777,114
Vina Concha y Toro SA sponsored ADR	20,985	968,458
TOTAL CHILE		21,890,858
Colombia - 0.2%
BanColombia SA sponsored ADR (c)	8,428	363,247
Common Stocks - continued
	Shares	Value
Luxembourg - 0.9%
Millicom International Cellular SA	24,063	$ 1,716,173
Ternium SA sponsored ADR (a)(c)	7,200	214,272
TOTAL LUXEMBOURG		1,930,445
Mexico - 18.6%
America Movil SAB de CV:
Series L	126,700	277,272
Series L sponsored ADR	340,649	14,869,329
Bolsa Mexicana de Valores SA de CV (a)	192,100	242,513
Cemex SA de CV sponsored ADR	95,600	878,564
Coca-Cola FEMSA SAB de CV sponsored ADR	21,185	1,311,563
Fomento Economico Mexicano SAB de CV sponsored ADR	98,463	4,151,200
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	148,393	4,661,024
Grupo Bimbo Sab de CV Series A	187,200	1,177,340
Grupo Modelo SAB de CV Series C (a)	349,600	1,725,552
Grupo Televisa SA de CV (CPO) sponsored ADR	96,156	1,878,888
Industrias Penoles SA de CV	43,475	804,314
Telefonos de Mexico SA de CV:
Series L	395,400	320,179
Series L sponsored ADR	66,827	1,079,256
Wal-Mart de Mexico SA de CV Series V	1,559,269	6,914,081
TOTAL MEXICO		40,291,075
Panama - 0.8%
Copa Holdings SA Class A	33,400	1,736,132
Peru - 2.6%
Compania de Minas Buenaventura SA sponsored ADR	179,848	5,661,615
United States of America - 0.7%
NII Holdings, Inc. (a)	37,200	1,217,928
Southern Copper Corp.	14,400	383,472
TOTAL UNITED STATES OF AMERICA		1,601,400
TOTAL COMMON STOCKS (Cost $155,924,126)		216,333,958
Money Market Funds - 7.5%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (d)	581,835	$ 581,835
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(d)	15,717,200	15,717,200
TOTAL MONEY MARKET FUNDS (Cost $16,299,035)		16,299,035
TOTAL INVESTMENT PORTFOLIO - 107.2% (Cost $172,223,161)		232,632,993
NET OTHER ASSETS - (7.2)%		(15,595,818)
NET ASSETS - 100%		$ 217,037,175
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,743
Fidelity Securities Lending Cash Central Fund	6,892
Total	$ 8,635
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Brazil	$ 139,507,685	$ 139,470,147	$ 37,538	$ -
Mexico	40,291,075	40,291,075	-	-
Chile	21,890,858	21,890,858	-	-
Peru	5,661,615	5,661,615	-	-
Bermuda	2,225,260	2,225,260	-	-
Luxembourg	1,930,445	1,930,445	-	-
Panama	1,736,132	1,736,132	-	-
United States of America	1,601,400	1,601,400	-	-
Canada	1,126,241	1,126,241	-	-
Other	363,247	363,247	-	-
Money Market Funds	16,299,035	16,299,035	-	-
Total Investments in Securities	$ 232,632,993	$ 232,595,455	$ 37,538	$ -
Income Tax Information

At January 31, 2010, the cost of investment securities for income tax purposes was $174,638,963. Net unrealized appreciation aggregated $57,994,030, of which $65,218,848 related to appreciated investment securities and $7,224,818 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts, futures contracts, Exchange traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Overseas Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2010

1.813050.105

OS-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (000s)
Australia - 4.3%
AMP Ltd.	855,414	$ 4,735
Aristocrat Leisure Ltd.	1,059,668	3,720
Australia & New Zealand Banking Group Ltd.	138,019	2,652
BHP Billiton Ltd.	210,047	7,299
Commonwealth Bank of Australia	215,283	10,133
National Australia Bank Ltd.	274,068	6,391
Navitas Ltd.	635,200	2,516
Newcrest Mining Ltd.	71,511	1,994
Rio Tinto Ltd.	46,207	2,778
SEEK Ltd.	226,300	1,299
Wesfarmers Ltd.	54,854	1,334
Westfield Group unit	658,686	7,362
TOTAL AUSTRALIA		52,213
Austria - 0.5%
Wienerberger AG (a)	352,040	6,583
Bailiwick of Jersey - 0.8%
Informa PLC	907,098	4,753
WPP PLC	552,437	5,097
TOTAL BAILIWICK OF JERSEY		9,850
Belgium - 1.6%
Anheuser-Busch InBev SA NV	303,298	15,135
Fortis (a)	297,300	1,047
Hamon & Compagnie International SA	60,300	2,341
KBC Ancora (a)(c)	47,200	1,100
TOTAL BELGIUM		19,623
Bermuda - 0.5%
Huabao International Holdings Ltd.	1,892,000	1,925
Signet Jewelers Ltd. (a)	22,000	602
Signet Jewelers Ltd. (United Kingdom) (a)	126,005	3,370
TOTAL BERMUDA		5,897
Brazil - 0.3%
Vivo Participacoes SA sponsored ADR	148,000	4,143
Canada - 0.5%
Open Text Corp. (a)	37,600	1,481
Suncor Energy, Inc.	161,500	5,099
TOTAL CANADA		6,580
Common Stocks - continued
	Shares	Value (000s)
Cayman Islands - 1.7%
Ajisen (China) Holdings Ltd.	2,222,000	$ 2,041
Anta Sports Products Ltd.	1,513,000	1,999
BaWang International (Group) Holding Ltd.	4,552,000	2,632
Bosideng International Holdings Ltd.	18,848,000	3,739
China Dongxiang Group Co. Ltd.	3,317,000	2,153
China High Speed Transmission Equipment Group Co. Ltd.	1,283,000	2,571
Hengdeli Holdings Ltd.	16,442,000	5,464
TOTAL CAYMAN ISLANDS		20,599
China - 0.7%
Baidu.com, Inc. sponsored ADR (a)	11,800	4,858
Home Inns & Hotels Management, Inc. sponsored ADR (a)	66,400	2,042
Parkson Retail Group Ltd.	829,500	1,423
TOTAL CHINA		8,323
Denmark - 1.3%
Danske Bank AS (a)	61,600	1,463
Novo Nordisk AS:
Series B	19,863	1,344
Series B sponsored ADR (c)	137,900	9,299
Vestas Wind Systems AS (a)	41,073	2,160
William Demant Holding AS (a)	26,100	2,037
TOTAL DENMARK		16,303
France - 12.1%
Accor SA	90,684	4,575
Alstom SA	57,175	3,817
AXA SA	144,258	2,970
AXA SA sponsored ADR	101,800	2,096
BNP Paribas SA	147,222	10,517
CNP Assurances	26,272	2,326
Compagnie de St. Gobain	125,441	5,992
Credit Agricole SA	173,300	2,717
Danone	184,422	10,545
Essilor International SA	45,400	2,641
Iliad Group SA	18,000	1,995
Ingenico SA	98,624	2,334
Ipsos SA	58,500	1,837
Laurent-Perrier Group	21,000	1,802
LVMH Moet Hennessy - Louis Vuitton	185,254	20,184
Meetic (a)	33,500	936
Michelin CGDE Series B	57,815	4,477
Remy Cointreau SA	45,732	2,292
Common Stocks - continued
	Shares	Value (000s)
France - continued
Sanofi-Aventis	32,879	$ 2,431
Sanofi-Aventis sponsored ADR	337,600	12,427
Schneider Electric SA	64,155	6,618
Societe Generale Series A	127,924	7,401
Total SA:
Series B	161,788	9,350
sponsored ADR	172,600	9,940
Unibail-Rodamco	23,061	4,997
Vallourec SA	18,544	3,190
Veolia Environnement	111,169	3,650
Wendel	58,900	3,199
TOTAL FRANCE		147,256
Germany - 8.6%
Aixtron AG	101,700	3,059
Allianz AG (Reg.)	53,958	5,903
BASF AG	75,600	4,291
Bayer AG	92,900	6,328
Bayerische Motoren Werke AG (BMW)	199,448	8,501
Daimler AG	4,200	192
Daimler AG (Reg.)	76,068	3,485
Deutsche Bank AG (c)	85,000	5,182
Deutsche Bank AG (NY Shares)	25,200	1,536
Deutsche Boerse AG	150,969	9,883
Deutsche Lufthansa AG (Reg.)	173,000	2,769
Deutsche Post AG	183,500	3,193
Deutsche Postbank AG (a)	41,400	1,260
E.ON AG	384,544	14,114
HeidelbergCement AG	67,848	4,089
Linde AG	51,641	5,645
Metro AG	57,100	3,115
Munich Re Group (Reg.)	22,613	3,378
Puma AG	11,423	3,480
SAP AG	103,500	4,691
SAP AG sponsored ADR (c)	83,900	3,802
SGL Carbon AG (a)(c)	49,700	1,402
Siemens AG (Reg.) (c)	63,555	5,663
TOTAL GERMANY		104,961
Hong Kong - 2.5%
Cathay Pacific Airways Ltd. (a)	2,879,000	4,746
Hang Lung Properties Ltd.	1,341,000	4,577
Common Stocks - continued
	Shares	Value (000s)
Hong Kong - continued
Hang Seng Bank Ltd.	77,200	$ 1,085
Hong Kong Exchanges and Clearing Ltd.	435,400	7,419
Hutchison Whampoa Ltd.	969,000	6,634
Swire Pacific Ltd. (A Shares)	548,500	5,994
TOTAL HONG KONG		30,455
Indonesia - 0.3%
PT Telkomunikasi Indonesia Tbk Series B	3,795,000	3,795
Ireland - 1.1%
CRH PLC	301,862	7,249
Kingspan Group PLC (United Kingdom) (a)	356,100	2,892
Paddy Power PLC (Ireland)	103,600	3,427
TOTAL IRELAND		13,568
Israel - 0.2%
Teva Pharmaceutical Industries Ltd. sponsored ADR	49,800	2,825
Italy - 2.6%
Bulgari SpA	390,300	3,193
ENI SpA	206,024	4,788
ENI SpA sponsored ADR	61,900	2,880
Intesa Sanpaolo SpA	2,192,336	8,345
Mediaset SpA	482,600	3,663
Tod's SpA	27,600	1,815
UniCredit SpA	1,782,294	4,915
Unione di Banche Italiane SCpA	174,755	2,399
TOTAL ITALY		31,998
Japan - 18.5%
Asahi Glass Co. Ltd.	261,000	2,620
Canon, Inc.	139,300	5,445
Canon, Inc. sponsored ADR	103,900	4,064
Citizen Holdings Co. Ltd.	548,100	3,607
Denso Corp.	206,800	6,105
East Japan Railway Co.	47,400	3,187
Fanuc Ltd.	40,700	3,905
Fuji Media Holdings, Inc.	775	1,166
Fujifilm Holdings Corp.	20,200	647
Honda Motor Co. Ltd.	284,700	9,648
Hoya Corp.	80,100	2,147
Japan Retail Fund Investment Corp.	851	3,959
Japan Tobacco, Inc.	667	2,416
JFE Holdings, Inc.	72,700	2,545
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
JSR Corp.	81,000	$ 1,600
JTEKT Corp.	281,200	3,212
Keyence Corp.	22,400	5,169
Kirin Holdings Co. Ltd.	300,000	4,583
Konica Minolta Holdings, Inc.	76,000	778
Mazda Motor Corp. (a)	2,520,000	6,839
Mitsubishi Corp.	98,100	2,377
Mitsubishi Electric Corp. (a)	750,000	5,874
Mitsubishi Estate Co. Ltd.	379,000	6,163
Mitsubishi UFJ Financial Group, Inc.	2,469,200	12,706
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	506,400	2,598
Mitsui & Co. Ltd.	254,700	3,758
Mitsui Sumitomo Insurance Group Holdings, Inc.	97,800	2,454
Mizuho Financial Group, Inc.	1,276,800	2,475
Murata Manufacturing Co. Ltd.	61,500	3,383
Nippon Telegraph & Telephone Corp.	60,200	2,533
Nomura Holdings, Inc.	857,600	6,411
Nomura Holdings, Inc. sponsored ADR (c)	90,600	678
NSK Ltd.	426,000	3,100
Omron Corp.	398,600	7,944
ORIX Corp.	78,280	5,897
Rakuten, Inc.	7,966	6,521
Ricoh Co. Ltd.	427,000	6,121
Sharp Corp.	303,000	3,639
Shin-Etsu Chemical Co., Ltd.	85,700	4,491
SMC Corp.	45,700	5,533
SOFTBANK CORP.	52,500	1,338
Sony Corp.	56,600	1,888
Sony Corp. sponsored ADR	45,100	1,499
Sumitomo Corp.	423,000	4,775
Sumitomo Metal Industries Ltd.	1,850,000	5,103
Sumitomo Mitsui Financial Group, Inc.	296,000	9,624
T&D Holdings, Inc.	119,900	2,488
Tokio Marine Holdings, Inc.	82,100	2,219
Tokyo Electron Ltd.	54,300	3,320
Toshiba Corp. (a)	967,000	5,324
Toyota Motor Corp.	281,700	10,835
Toyota Motor Corp. sponsored ADR	73,400	5,652
Yahoo! Japan Corp.	7,527	2,856
TOTAL JAPAN		225,219
Common Stocks - continued
	Shares	Value (000s)
Korea (South) - 0.3%
Samsung Electronics Co. Ltd.	5,886	$ 3,982
Luxembourg - 0.6%
ArcelorMittal SA (NY Shares) Class A (c)	190,600	7,372
Netherlands - 2.2%
Aegon NV (a)	212,400	1,269
ASML Holding NV (NY Shares)	98,000	3,063
ING Groep NV (Certificaten Van Aandelen) unit (a)	398,910	3,736
Koninklijke KPN NV	294,764	4,881
Koninklijke Philips Electronics NV	249,900	7,546
Randstad Holdings NV (a)	74,800	3,590
Royal DSM NV	50,354	2,347
TOTAL NETHERLANDS		26,432
Norway - 1.4%
Aker Solutions ASA	304,600	4,065
DnB NOR ASA (a)	287,800	3,250
Petroleum Geo-Services ASA (a)	259,700	3,232
Sevan Marine ASA (a)	301,000	433
StatoilHydro ASA	80,800	1,813
StatoilHydro ASA sponsored ADR (c)	174,500	3,902
TOTAL NORWAY		16,695
Papua New Guinea - 0.3%
Lihir Gold Ltd.	1,416,485	3,469
Singapore - 0.5%
CapitaCommercial Trust (REIT)	3,077,000	2,319
United Overseas Bank Ltd.	251,000	3,241
TOTAL SINGAPORE		5,560
South Africa - 0.9%
Aspen Pharmacare Holdings Ltd. (a)	443,500	3,921
Clicks Group Ltd.	753,162	2,618
Impala Platinum Holdings Ltd.	171,300	4,438
TOTAL SOUTH AFRICA		10,977
Spain - 3.1%
Banco Bilbao Vizcaya Argentaria SA	276,935	4,221
Banco Santander SA	834,122	11,828
EDP Renovaveis SA (a)	316,400	2,727
Iberdrola SA	138,400	1,178
NH Hoteles SA (a)	914,500	4,512
Common Stocks - continued
	Shares	Value (000s)
Spain - continued
Telefonica SA	440,015	$ 10,540
Telefonica SA sponsored ADR	30,000	2,148
TOTAL SPAIN		37,154
Sweden - 1.1%
Elekta AB (B Shares)	385,300	9,039
Nordea Bank AB	121,200	1,112
Svenska Handelsbanken AB (A Shares)	63,500	1,655
Swedbank AB (A Shares)	125,912	1,083
TOTAL SWEDEN		12,889
Switzerland - 6.8%
ABB Ltd. sponsored ADR	86,700	1,563
Adecco SA (Reg.)	65,786	3,544
Compagnie Financiere Richemont SA Series A	255,659	8,659
Credit Suisse Group sponsored ADR	92,500	3,994
Credit Suisse Group (Reg.)	50,181	2,171
Nestle SA (Reg.)	147,128	6,974
Roche Holding AG (participation certificate)	163,285	27,393
Swiss Reinsurance Co. (Reg.)	28,450	1,230
The Swatch Group AG (Bearer)	59,380	15,522
UBS AG:
(For. Reg.) (a)	206,228	2,689
(NY Shares) (a)	313,277	4,076
Zurich Financial Services AG (Reg.)	25,262	5,371
TOTAL SWITZERLAND		83,186
Taiwan - 0.5%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	710,200	2,988
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	271,185	2,755
TOTAL TAIWAN		5,743
United Kingdom - 20.2%
Aberdeen Asset Management PLC	1,351,368	2,659
AMEC PLC	140,922	1,698
Anglo American PLC:
ADR (a)	289,646	5,257
(United Kingdom) (a)	177,859	6,526
Aviva PLC	334,000	2,045
Barclays PLC	1,031,000	4,406
Barclays PLC Sponsored ADR	295,000	5,047
BG Group PLC	426,902	7,848
BHP Billiton PLC	475,902	13,960
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
BlueBay Asset Management	509,900	$ 2,678
BP PLC	1,272,808	11,875
BP PLC sponsored ADR	146,700	8,233
British Land Co. PLC	782,988	5,433
Cairn Energy PLC (a)	807,000	4,159
Carphone Warehouse Group PLC	580,888	1,763
Centrica PLC	1,632,250	7,007
Debenhams PLC	2,010,500	2,157
GlaxoSmithKline PLC sponsored ADR	54,000	2,107
Great Portland Estates PLC	573,900	2,563
Hays PLC	1,126,800	1,981
Hikma Pharmaceuticals PLC	142,400	1,243
HSBC Holdings PLC sponsored ADR (c)	592,045	31,684
Imperial Tobacco Group PLC	269,824	8,701
InterContinental Hotel Group PLC	293,995	4,204
ITV PLC	4,242,800	3,805
Johnson Matthey PLC	176,954	4,114
Kesa Electricals PLC	2,381,000	4,879
Land Securities Group PLC	239,400	2,430
Legal & General Group PLC	656,379	788
Lloyds TSB Group PLC	1,218,399	979
M&C Saatchi	773,305	982
Man Group PLC	965,100	3,617
Prudential PLC	453,400	4,152
Rio Tinto PLC:
(Reg.)	119,032	5,804
sponsored ADR	41,800	8,110
Royal Bank of Scotland Group PLC (a)	1,162,200	590
Royal Dutch Shell PLC:
Class A (United Kingdom)	312,900	8,648
Class A sponsored ADR	149,000	8,253
Class B	154,200	4,102
Smith & Nephew PLC	373,500	3,757
Standard Chartered PLC (United Kingdom)	200,189	4,611
Sthree PLC	190,600	925
Vedanta Resources PLC	48,900	1,876
Vodafone Group PLC	5,955,369	12,723
Vodafone Group PLC sponsored ADR	368,900	7,917
William Hill PLC	1,268,200	4,022
Xstrata PLC (a)	237,400	3,852
TOTAL UNITED KINGDOM		246,170
Common Stocks - continued
	Shares	Value (000s)
United States of America - 2.2%
Apple, Inc. (a)	12,300	$ 2,363
Deckers Outdoor Corp. (a)	61,300	6,018
Estee Lauder Companies, Inc. Class A	146,100	7,673
Google, Inc. Class A (a)	13,800	7,306
Philip Morris International, Inc.	70,500	3,208
TOTAL UNITED STATES OF AMERICA		26,568
TOTAL COMMON STOCKS (Cost $1,112,737)		1,196,388
Nonconvertible Preferred Stocks - 0.2%

Germany - 0.2%
ProSiebenSat.1 Media AG (Cost $2,036)	218,500	2,941
Money Market Funds - 5.4%

Fidelity Cash Central Fund, 0.17% (d)	30,082,458	30,082
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(d)	35,254,710	35,255
TOTAL MONEY MARKET FUNDS (Cost $65,337)		65,337
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $1,180,110)		1,264,666
NET OTHER ASSETS - (3.8)%		(45,776)
NET ASSETS - 100%		$ 1,218,890
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 6
Fidelity Securities Lending Cash Central Fund	90
Total	$ 96
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 246,170	$ 76,608	$ 169,562	$ -
Japan	225,219	175,106	50,113	-
France	147,256	24,463	122,793	-
Germany	107,902	5,530	102,372	-
Switzerland	83,186	9,633	73,553	-
Australia	52,213	44,914	7,299	-
Spain	37,154	2,148	35,006	-
Italy	31,998	2,880	29,118	-
Hong Kong	30,455	30,455	-	-
Other	237,776	128,727	109,049	-
Money Market Funds	65,337	65,337	-	-
Total Investments in Securities:	$ 1,264,666	$ 565,801	$ 698,865	$ -
Income Tax Information

At January 31, 2010, the cost of investment securities for income tax purposes was $1,196,329,000. Net unrealized appreciation aggregated $68,337,000, of which $176,920,000 related to appreciated investment securities and $108,583,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts, futures contracts, Exchange traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Value Leaders Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2010

1.813052.105

AVLF-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 9.0%
Auto Components - 0.8%
Johnson Controls, Inc.	11,600	$ 322,828
The Goodyear Tire & Rubber Co. (a)	9,386	125,209
		448,037
Automobiles - 0.2%
Renault SA (a)	2,400	112,662
Hotels, Restaurants & Leisure - 0.3%
Wyndham Worldwide Corp.	7,287	152,954
Household Durables - 2.6%
Black & Decker Corp.	4,000	258,640
KB Home (c)	53,900	823,592
Pulte Homes, Inc.	30,030	315,916
Whirlpool Corp.	1,500	112,770
		1,510,918
Media - 2.7%
Cablevision Systems Corp.:
- NY Group Class A	9,000	230,760
Class A (a)	2,100	43,890
DIRECTV (a)	3,600	109,260
DISH Network Corp. Class A	9,400	171,644
Time Warner Cable, Inc.	12,167	530,360
Time Warner, Inc.	16,100	441,945
		1,527,859
Specialty Retail - 2.4%
Advance Auto Parts, Inc.	3,400	134,130
Home Depot, Inc.	7,150	200,272
Lowe's Companies, Inc.	19,700	426,505
Ross Stores, Inc.	2,700	124,011
Staples, Inc.	21,800	511,428
		1,396,346
TOTAL CONSUMER DISCRETIONARY		5,148,776
CONSUMER STAPLES - 5.0%
Beverages - 0.5%
Anheuser-Busch InBev SA NV	4,079	203,543
Constellation Brands, Inc. Class A (sub. vtg.) (a)	6,000	96,480
		300,023
Food & Staples Retailing - 1.4%
CVS Caremark Corp.	15,700	508,209
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Kroger Co.	8,000	$ 171,440
Winn-Dixie Stores, Inc. (a)	12,600	127,638
		807,287
Food Products - 1.3%
Bunge Ltd.	2,200	129,338
Nestle SA (Reg.)	8,430	399,578
Ralcorp Holdings, Inc. (a)	3,200	197,760
		726,676
Household Products - 1.4%
Energizer Holdings, Inc. (a)	2,200	122,100
Procter & Gamble Co.	10,800	664,740
		786,840
Tobacco - 0.4%
British American Tobacco PLC sponsored ADR	3,100	206,274
TOTAL CONSUMER STAPLES		2,827,100
ENERGY - 18.3%
Energy Equipment & Services - 5.3%
Baker Hughes, Inc.	7,200	326,016
Ensco International Ltd. ADR	6,100	238,083
Halliburton Co.	15,885	464,001
Nabors Industries Ltd. (a)	26,368	588,006
National Oilwell Varco, Inc.	6,864	280,738
Noble Corp.	3,200	129,024
Pride International, Inc. (a)	5,500	162,800
Smith International, Inc.	6,000	181,920
Transocean Ltd. (a)	2,679	227,018
Weatherford International Ltd. (a)	25,400	398,272
		2,995,878
Oil, Gas & Consumable Fuels - 13.0%
Arch Coal, Inc.	8,300	174,881
Chesapeake Energy Corp.	12,300	304,794
Chevron Corp.	27,700	1,997,724
EOG Resources, Inc.	2,000	180,840
Exxon Mobil Corp.	9,570	616,595
Marathon Oil Corp.	21,500	640,915
Occidental Petroleum Corp.	24,284	1,902,409
Petrohawk Energy Corp. (a)	17,200	384,076
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains Exploration & Production Co. (a)	9,000	$ 300,150
Range Resources Corp.	6,400	294,400
Royal Dutch Shell PLC Class B ADR	7,000	373,660
Southwestern Energy Co. (a)	5,800	248,704
		7,419,148
TOTAL ENERGY		10,415,026
FINANCIALS - 27.2%
Capital Markets - 4.8%
Bank of New York Mellon Corp.	5,600	162,904
Charles Schwab Corp.	6,900	126,201
Franklin Resources, Inc.	2,700	267,381
Goldman Sachs Group, Inc.	5,700	847,704
Morgan Stanley	32,600	873,028
Northern Trust Corp.	3,200	161,664
State Street Corp.	7,400	317,312
		2,756,194
Commercial Banks - 6.6%
PNC Financial Services Group, Inc.	12,277	680,514
SVB Financial Group (a)	3,900	169,221
U.S. Bancorp, Delaware	9,000	225,720
Wells Fargo & Co.	95,505	2,715,204
		3,790,659
Consumer Finance - 0.9%
Capital One Financial Corp.	13,500	497,610
Diversified Financial Services - 9.6%
Bank of America Corp.	146,120	2,218,102
CME Group, Inc.	1,000	286,820
JPMorgan Chase & Co.	68,440	2,665,054
KKR Financial Holdings LLC	23,500	141,705
Moody's Corp.	5,500	151,745
		5,463,426
Insurance - 3.6%
ACE Ltd.	10,800	532,116
Allstate Corp.	6,100	182,573
Berkshire Hathaway, Inc. Class B (a)	1,700	129,931
Genworth Financial, Inc. Class A (a)	30,100	416,584
Lincoln National Corp.	10,400	255,632
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
MetLife, Inc.	4,700	$ 166,004
Unum Group	9,200	180,044
XL Capital Ltd. Class A	10,300	172,731
		2,035,615
Real Estate Investment Trusts - 0.9%
CBL & Associates Properties, Inc.	6,000	60,000
ProLogis Trust	7,100	89,460
Public Storage	2,200	174,196
SL Green Realty Corp.	4,200	191,058
		514,714
Real Estate Management & Development - 0.8%
CB Richard Ellis Group, Inc. Class A (a)	36,600	450,180
TOTAL FINANCIALS		15,508,398
HEALTH CARE - 11.5%
Biotechnology - 0.5%
Amgen, Inc. (a)	2,400	140,352
Biogen Idec, Inc. (a)	3,300	177,342
		317,694
Health Care Equipment & Supplies - 2.0%
C. R. Bard, Inc.	2,400	198,936
Covidien PLC	15,575	787,472
Stryker Corp.	2,700	140,184
		1,126,592
Health Care Providers & Services - 2.3%
Aetna, Inc.	10,100	302,697
Brookdale Senior Living, Inc. (a)	11,500	209,875
CIGNA Corp.	11,400	384,978
Humana, Inc. (a)	8,200	398,684
		1,296,234
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc. (a)	2,050	94,608
Pharmaceuticals - 6.5%
Merck & Co., Inc.	32,000	1,221,760
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	124,984	$ 2,332,201
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,900	164,488
		3,718,449
TOTAL HEALTH CARE		6,553,577
INDUSTRIALS - 9.5%
Aerospace & Defense - 2.0%
Honeywell International, Inc.	12,740	492,274
Precision Castparts Corp.	1,400	147,350
United Technologies Corp.	7,500	506,100
		1,145,724
Building Products - 1.1%
Masco Corp.	34,050	461,718
Owens Corning (a)	6,100	156,953
		618,671
Commercial Services & Supplies - 0.3%
Republic Services, Inc.	7,230	193,692
Construction & Engineering - 0.3%
Fluor Corp.	4,200	190,428
Electrical Equipment - 0.4%
Acuity Brands, Inc.	2,600	93,028
Regal-Beloit Corp.	3,109	147,367
		240,395
Industrial Conglomerates - 0.5%
Textron, Inc.	14,700	287,091
Machinery - 2.5%
Caterpillar, Inc.	3,500	182,840
Cummins, Inc.	10,300	465,148
Deere & Co.	3,800	189,810
Ingersoll-Rand Co. Ltd.	14,900	483,654
Navistar International Corp. (a)	2,380	88,036
		1,409,488
Road & Rail - 2.4%
Avis Budget Group, Inc. (a)	9,800	106,036
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
CSX Corp.	13,100	$ 561,466
Union Pacific Corp.	11,200	677,600
		1,345,102
TOTAL INDUSTRIALS		5,430,591
INFORMATION TECHNOLOGY - 7.2%
Communications Equipment - 1.0%
Cisco Systems, Inc. (a)	19,700	442,659
Juniper Networks, Inc. (a)	5,700	141,531
		584,190
Computers & Peripherals - 1.7%
Hewlett-Packard Co.	20,650	971,996
Electronic Equipment & Components - 2.0%
Agilent Technologies, Inc.	5,700	159,771
Amphenol Corp. Class A	1,500	59,760
Arrow Electronics, Inc. (a)	7,500	197,025
Avnet, Inc. (a)	12,900	341,076
Flextronics International Ltd. (a)	24,300	154,062
Tyco Electronics Ltd.	9,975	248,178
		1,159,872
Internet Software & Services - 0.5%
eBay, Inc. (a)	11,800	271,636
Semiconductors & Semiconductor Equipment - 1.6%
Applied Materials, Inc.	31,600	384,888
KLA-Tencor Corp.	7,400	208,680
Lam Research Corp. (a)	9,300	306,993
		900,561
Software - 0.4%
Microsoft Corp.	7,100	200,078
TOTAL INFORMATION TECHNOLOGY		4,088,333
MATERIALS - 3.4%
Chemicals - 1.7%
Albemarle Corp.	6,200	221,464
Celanese Corp. Class A	4,700	136,770
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Dow Chemical Co.	17,100	$ 463,239
Terra Industries, Inc.	3,700	116,920
		938,393
Construction Materials - 0.4%
HeidelbergCement AG	2,901	174,815
Vulcan Materials Co.	1,505	66,506
		241,321
Containers & Packaging - 0.3%
Owens-Illinois, Inc. (a)	5,500	149,710
Metals & Mining - 0.7%
ArcelorMittal SA (NY Shares) Class A	4,800	185,664
Commercial Metals Co.	10,300	141,522
Newcrest Mining Ltd.	3,460	96,466
		423,652
Paper & Forest Products - 0.3%
Weyerhaeuser Co.	4,100	163,590
TOTAL MATERIALS		1,916,666
TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 3.3%
Qwest Communications International, Inc.	44,000	185,240
Verizon Communications, Inc.	57,250	1,684,295
		1,869,535
Wireless Telecommunication Services - 0.6%
Sprint Nextel Corp. (a)	103,655	339,988
TOTAL TELECOMMUNICATION SERVICES		2,209,523
UTILITIES - 4.3%
Electric Utilities - 2.2%
Allegheny Energy, Inc.	4,000	83,800
American Electric Power Co., Inc.	11,400	395,010
Entergy Corp.	4,300	328,133
FirstEnergy Corp.	9,800	427,476
		1,234,419
Independent Power Producers & Energy Traders - 0.8%
AES Corp.	6,800	85,884
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Constellation Energy Group, Inc.	5,500	$ 177,540
NRG Energy, Inc. (a)	8,500	204,935
		468,359
Multi-Utilities - 1.3%
Alliant Energy Corp.	7,100	221,520
CMS Energy Corp.	15,700	238,169
PG&E Corp.	6,700	283,008
		742,697
TOTAL UTILITIES		2,445,475
TOTAL COMMON STOCKS (Cost $59,284,374)		56,543,465
Convertible Preferred Stocks - 0.3%

FINANCIALS - 0.3%
Diversified Financial Services - 0.3%
Bank of America Corp. (Cost $151,500)	10,100	152,510
Money Market Funds - 1.5%

Fidelity Cash Central Fund, 0.17% (d)	210,832	210,832
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(d)	659,925	659,925
TOTAL MONEY MARKET FUNDS (Cost $870,757)		870,757
Cash Equivalents - 0.1%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.1%, dated 1/29/10 due 2/1/10 (Collateralized by U.S. Treasury Obligations) # (Cost $39,000)	$ 39,000	$ 39,000
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $60,345,631)		57,605,732
NET OTHER ASSETS - (1.2)%		(674,298)
NET ASSETS - 100%		$ 56,931,434
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$39,000 due 2/01/10 at 0.10%
BNP Paribas Securities Corp.	$ 5,781
Banc of America Securities LLC	4,236
Bank of America, NA	2,722
Barclays Capital, Inc.	5,702
Citigroup Global Markets, Inc.	4,236
Credit Suisse Securities (USA) LLC	7,851
ING Financial Markets LLC	2,824
J.P. Morgan Securities, Inc.	2,824
Mizuho Securities USA, Inc.	2,824
$ 39,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 110
Fidelity Securities Lending Cash Central Fund	4,308
Total	$ 4,418
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,148,776	$ 5,036,114	$ 112,662	$ -
Consumer Staples	2,827,100	2,223,979	603,121	-
Energy	10,415,026	10,415,026	-	-
Financials	15,660,908	15,660,908	-	-
Health Care	6,553,577	6,553,577	-	-
Industrials	5,430,591	5,430,591	-	-
Information Technology	4,088,333	4,088,333	-	-
Materials	1,916,666	1,741,851	174,815	-
Telecommunication Services	2,209,523	2,209,523	-	-
Utilities	2,445,475	2,445,475	-	-
Money Market Funds	870,757	870,757	-	-
Cash Equivalents	39,000	-	39,000	-
Total Investments in Securities:	$ 57,605,732	$ 56,676,134	$ 929,598	$ -
Other Financial Instruments:
Forward Commitments	$ 3,470	$ -	$ 3,470	$ -
Income Tax Information

At January 31, 2010, the cost of investment securities for income tax purposes was $62,079,229. Net unrealized depreciation aggregated $4,473,497, of which $5,481,615 related to appreciated investment securities and $9,955,112 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts, futures contracts, Exchange traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 1, 2010